Semi Annual Report
December 31, 1998 Thornburg Limited Term Municipal Fund National Portfolio

Fund facts. . . as of 12/31/98

                                          Thornburg                          Thornburg                           Thornburg
                                         Limited Term                       Limited Term                        Limited Term
                                     Municipal Fund Nat'l               Municipal Fund Nat'l                Municipal Fund Nat'l
                                          A Shares                            C Shares                            I Shares
SEC Yield                                   3.30%                               2.93%                               3.75%
Taxable Equiv. Yields                       5.46%                               4.85%                               6.21%
NAV                                        $13.59                             $13.61                              $13.59
Max. Offering Price                        $13.94                             $13.61                              $13.59


Total returns. . . as of 12/31/98
  (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                    2.16%                               4.36%                               5.18%
Three Year                                  3.86%                               4.29%                               N/A
Five Year                                   3.96%                               N/A                                 N/A
Ten Year                                    5.90%                               N/A                                 N/A
Since Inception                             6.78%                               4.76%                               6.01%
 Inception Date                          (9/28/84)                            (9/1/94)                            (7/5/96)


Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 2.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.



Dear Shareholder,
I am pleased to present the Semiannual Report for the National Portfolio of Thornburg Limited Term Municipal Fund for the period ending December 31, 1998. The net asset value of the A shares increased 9 cents per share to $13.59 during the period. If you were with us for the entire period, you received dividends of
29.5 cents per share. If you reinvested your dividends, you received 29.8 cents per share. Investors who owned C Shares received dividends of 26.7 and 26.9 cents per share, respectively. Your Limited Term Municipal Fund portfolio currently holds over 570 municipal obligations from 49 states and 3 U.S. Territories. Approximately 90% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately
4.2 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below:


Over the last 6 months your average portfolio maturity has increased slightly. The passage of time shortened the maturities of the bonds we owned at the beginning of the period. We directed portfolio cash flow and new money primarily into the five to nine year maturity range of your bond ladder, taking advantage of the plentiful supply and good selection of new municipal bonds that came to market last year. Today, we are managing the portfolio to keep the average maturity approximately where it is. The supply of new municipals in the first 2 months of 1999 has been low, but we believe this will change very soon. We currently intend to keep your average portfolio maturity where it is if interest rates remain stable or decrease. If bond yields increase, we will likely extend the average portfolio maturity. This would permit us to increase our dividend yields if higher yields are available. You may or may not be aware of how the Alternative Minimum Tax (AMT) affects certain taxpayers who may receive significant proportions of their overall income from sources other than ordinary wages. The AMT assures that all taxpayers pay at least a minimum rate, regardless of exemptions, tax-credits, or the character of certain income components. The interest paid on certain so-called "private-purpose" municipal bonds is subject to the AMT, and this has been the case since 1986. Your Thornburg Limited Term Municipal Fund does not own any municipal bonds which are subject to the AMT. We have so far been able to achieve our objectives with municipal bonds that are fully exempt from federal income taxes, and we hope that we will continue to be able to do so. In the past, investors seem to have drawn no distinction between bond funds (like your Thornburg Limited Term Municipal Fund) that own no AMT bonds, and those that are full of them. We believe this will soon change. In the next few years the AMT will catch ever increasing numbers of taxpayers who qualify for tax breaks or derive income from capital gains, employee benefits or other "non-ordinary" sources. The tables below illustrate how application of present tax law can be expected to increase the number of taxpayers subject to the AMT in 2008 verses 1998.


   Summary:  Current and Projected Impact of AMT on Various Income Groups

                                        1998                      2008
                             AMT Payers as a % of All   AMT Payers as a % of All
                              Taxpayers in Category      Taxpayers in Category
   Income Category
   $30,000 to less than $40,000          0.1%                     0.9%
   $40,000 to less than $50,000          0.1%                     1.8%
   $50,000 to less than $75,000          0.3%                     5.8%
   $75,000 to less than $100,000         1.0%                    19.7%
   $100,000 to less than $200,000        3.2%                    26.6%
   $200,000 and over                    17.9%                    42.7%
   (Source:  Joint Tax Committee U.S. Congress, Merrill Lynch)

If present tax laws are not changed, the AMT status of their municipal bond holdings will become a matter of greater importance to a significant percentage of upper and middle income taxpayers between now and 2008. The table above clearly shows that. Again, we want to reiterate that your Thornburg Limited Term Municipal Fund does not own any municipal bonds which are subject to the AMT on individuals. Stay tuned for further developments. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5 star overall rating* for risk adjusted performance. In addition, your fund recently received a Performance Achievement Certificate from Lipper** for having the number 1 ranked performance among 5 short-intermediate municipal debt funds for the 10 year period ending December 31, 1998. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.

  Sincerely,

  Brian J. McMahon                     George Strickland
  Manager                              Co-Portfolio Manager


       % of portfolio                Cumulative %
       maturing within               maturing by end of
           1 years = 10%                year 1 = 10%
      1 to 2 years = 15%                year 2 = 25%
      2 to 3 years = 17%                year 3 = 42%
      3 to 4 years = 12%                year 4 = 54%
      4 to 5 years = 11%                year 5 = 65%
      5 to 6 years = 7%                 year 6 = 72%
      6 to 7 years = 8%                 year 7 = 80%
      7 to 8 years = 7%                 year 8 = 87%
      8 to 9 years = 8%                 year 9 = 95%
     9 to 10 years = 4%               year  10 = 99%
    At  12/31/98.  Portfolio  holdings  can  and  do  vary  over  time.


*Morningstar proprietary rating reflects historical risk adjusted performances as of 12/31/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. LTMFX is ranked 4 stars for the 3-year period, 4 stars for the 5-year period, and 5 stars for the 10-year period ending 12/31/98. At 12/31/98, there were 1577 bond funds with 3-year ratings, 1040 with 5-year ratings, and 370 with 10-year ratings in Morningstar's Municipal Bond category. Ratings are for Class A shares only. **Lipper Analytical Services, Inc., a division of Reuters, collects mutual fund data from investment advisors and provides rankings of mutual funds. Past performance cannot guarantee future results.


ASSETS

Investments at value (cost $934,631,718)                        $ 970,869,700
Cash                                                                2,395,682
Receivable for fund shares sold                                     1,022,008
Interest receivable                                                15,271,402
Prepaid expenses and other assets                                      62,018
Total Assets                                                      989,620,810

LIABILITIES

Payable for investments purchased                                  57,555,960
Payable for fund shares redeemed                                    2,075,153
Accounts payable investment advisor (Note 4)                          458,979
Accounts payable and accrued expenses                                 640,311
Dividends Payable                                                   3,375,772
Total Liabilities                                                  64,106,175

NET ASSETS                                                      $ 925,514,635

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($821,913,109 applicable to 60,493,696 shares of beneficial interest
outstanding - Note 5)                                           $       13.59

Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)                               0.35
Maximum Offering Price Per Share                                $       13.94

Class C Shares:
Net asset value and offering price per share * ($25,010,765
applicable to 1,837,677 shares of beneficial interest
outstanding - Note 5)                                           $       13.61

Class I Shares:
Net asset value, offering and redemption price per share
($78,590,761 applicable to 5,783,589 shares of beneficial
interest outstanding - Note 5)                                  $       13.59

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to unaudited financial statements.


INVESTMENT INCOME:
Interest income (net of premium amortized
of $2,012,985)                                            $24,767,842

EXPENSES:
Investment advisory fees (Note 4)                           2,131,547
Administration fees (Note 4)
Class A Shares                                                522,464
Class C Shares                                                 15,197
Class I Shares                                                 19,872
Distribution and service fees (Note 4)
Class A Shares                                              1,044,929
Class C Shares                                                120,598
Transfer agent fees                                           244,091
Custodian fees                                                178,600
Registration and filing fees                                   43,875
Professional fees                                              38,950
Accounting fees                                                46,465
Director fees                                                  16,199
Other expenses                                                 35,074

Total Expenses                                              4,457,861

Less:
Expenses reimbursed by investment advisor (Note 4)             (1,240)
Distribution and service fees waived (Note 4)                 (44,612)

Net Expenses                                                4,412,009

Net Investment Income                                      20,355,833

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 6)
Net realized gain on investments sold                         433,513
Increase in unrealized appreciation of investments          5,175,562

Net Realized and Unrealized Gain
on Investments                                              5,609,075

Net Increase in Net Assets Resulting from Operation       $25,964,908

See notes to unaudited financial statements.



                                               Six Months Ended      Year Ended
                                               December 31,1998     June 30,1998
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                              $ 20,355,833   $ 41,845,041
Net realized gain on investments sold                   433,513        342,383
Increase in unrealized appreciation of investment     5,175,562      4,063,563

  Net Increase in Assets Resulting from Operations   25,964,908     46,250,987

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                      (18,026,847)   (38,380,219)
Class C Shares                                         (472,999)      (826,124)
Class I Shares                                       (1,855,987)    (2,638,698)

FUND SHARE TRANSACTIONS (Note 5):
Class A Shares                                      (20,055,062)    (4,905,669)
Class C Shares                                        2,145,755      3,140,092
Class I Shares                                          534,891     41,796,989

Net Increase (Decrease) in Net Assets               (11,765,341)    44,437,358

NET ASSETS:
Beginning of period                                 937,279,976    892,842,618

End of period                                $      925,514,635$   937,279,976

See notes to unaudited financial statements.

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and
(iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.



Note 2 - Significant  Accounting Policies
Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie Limited Term National Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $51,645,133) for the net assets of MacKenzie which aggregated $51,645,133, including $1,028,723 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $936,759,616.


Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 1998, the Adviser voluntarily reimbursed certain operating expenses amounting to $1,240. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 1998, the Distributor earned commissions aggregating $47,427 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $3,606 from redemptions of Class C shares of the Portfolio. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the six months ended December 31, 1998, are set forth in the statement of operations. Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.



Note 5 - Shares of Beneficial  Interest

At December 31, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $893,264,049. Transactions in shares of beneficial interest were as follows:

                                                Six Months Ended                  Year Ended
                                                December 31,1998                 June 30,1998

Class A Shares                               Shares           Amount          Shares           Amount
Shares sold                                 3,025,373      $41,111,095      11,281,653      $152,647,428
Shares issued to shareholders in
  reinvestment of distributions               987,285       13,395,461       1,828,097        24,714,633
Shares issued in merger                          0               0           3,834,086        51,645,133
Shares repurchased                         (5,493,278)     (74,561,618)    (17,296,867)     (233,912,863)

Net Increase (Decrease)                    (1,480,620)    ($20,055,062)      (353,031)       ($4,905,669)

Class C Shares
Shares sold                                   334,924       $4,558,002        633,883         $8,559,695
Shares issued to shareholders in
  reinvestment of distributions                32,365          440,064         48,651            658,733
Shares repurchased                           (209,753)      (2,852,311)      (499,094)        (6,078,336)

Net Increase                                  157,536       $2,145,755        233,440         $3,140,092

Class I Shares
Shares sold                                 1,373,056      $18,641,349      3,756,419        $50,860,935
Shares issued to shareholders in
  reinvestment of distributions               125,710        1,706,126        142,116          1,920,839
Shares repurchased                         (1,461,131)     (19,812,584)      (812,038)       (10,984,785)

Net Increase                                   37,635         $534,891      3,086,497        $41,796,989


Note 6 - Securities Transactions
For the six months ended December 31, 1998, the Portfolio had purchase and sale transactions (excluding short-term securities) of $105,938,238 and $98,398,836 respectively. The cost of investments for Federal income tax purposes is $934,631,718. At December 31, 1998, net unrealized appreciation of investments was $36,237,982, resulting from $36,745,910 gross unrealized appreciation and $507,928 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at December 31, 1998 aggregated $3,987,396. For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $3,829,870 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: June 30, 2002 - $561,833, June 30, 2003 - $602,103, and June 30, 2004 -
$2,665,934.

                                     Six Months
                                       Ended
                                      December          Year  Ended  June  30,
                                        1998      1998      1997      1996      1995
CLASS A SHARES:

Net asset value, beginning of period  $13.50    $13.44    $13.35    $13.37    $13.27

Income from investment operations:
Net investment income                   0.30      0.61      0.62      0.63      0.64
Net realized and unrealized
gain (loss) on investments              0.09      0.06      0.09     (0.02)     0.10

Total from investment operations        0.39      0.67      0.71      0.61      0.74
Less dividends from:
Net investment income                  (0.30)    (0.61)    (0.62)    (0.63)    (0.64)

Change in net asset value               0.09      0.06      0.09     (0.02)     0.10

Net asset value, end of period     $   13.59 $   13.50 $   13.44 $   13.35 $   13.37

TOTAL RETURN (a)                        4.80%     5.05%     5.46%     4.60%     5.76%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
Net investment income                 4.31%(b)    4.50%     4.65%     4.66%     4.86%
Expenses                              0.96%(b)    0.97%     0.96%     0.97%     0.97%

Portfolio turnover rate                10.20%    24.95%    23.39%    20.60%    23.02%

Net assets at end of period (000)    $821,913  $836,947  $837,621  $917,831  $931,987

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.


                                                Per share operating  performance
                                 (for a share  outstanding  throughout the year)


                                     Six Months                              Period from
                                       Ended                              Sept. 1, 1994 (a) -
                                    December 31,   Year  Ended  June  30,     June 30,
                                        1998      1998      1997      1996      1995
CLASS C SHARES:

Net asset value, beginning of period   $13.53    $13.46    $13.37     $13.40    $13.29

Income from investment operations:
Net investment income                   0.27      0.55      0.57      0.57      0.46
Net realized and unrealized
gain (loss) on investments              0.08      0.07      0.09     (0.03)     0.11

Total from investment operations        0.35      0.62      0.66      0.54      0.57
Less dividends from:
Net investment income                  (0.27)    (0.55)    (0.57)    (0.57)    (0.46)

Change in net asset value               0.08      0.07      0.09     (0.03)     0.11

Net asset value, end of period     $   13.61 $   13.53 $   13.46 $   13.37 $   13.40

TOTAL RETURN (b)                        4.36%     4.70%     5.02%     4.05%     4.25%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
Net investment income              3.89% (c)      4.08%     4.24%     4.22%     4.21%(c)
Expenses, after expense reductions 1.38% (c)      1.38%     1.38%     1.41%     1.60%(c)
Expenses, before expense reductions1.78% (c)      1.83%     1.86%     1.63%     1.84%(c)

Portfolio turnover rate                10.20%    24.95%    23.39%    20.60%    23.02%

Net assets at end of period (000)  $  25,011 $  22,729 $  19,475 $  15,948 $   6,469

(a)  Commencement of sales of Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)  Annualized.



                                                 Per share operating performance
                                   (for a share outstanding throughout the year)

                                                   Six Months                              Period from
                                                      Ended                              July 5, 1996(a) -
                                                   December 31,    Year Ended June 30,       June 30,
                                                      1998                1998                 1997

CLASS I SHARES:

Net asset value, beginning of period                $13.51              $13.44                $13.27

Income from investment operations:
            Net investment income                     0.32                0.66                  0.66
            Net realized and unrealized
            gain (loss) on investments                0.08                0.07                  0.17

Total from investment operations                      0.40                0.73                  0.83
Less dividends from:
            Net investment income                    (0.32)              (0.66)                (0.66)

Change in net asset value                             0.08                0.07                  0.17

Net asset value, end of period                      $13.59              $13.51                $13.44

TOTAL RETURN (b)                                      5.18%               5.52%                 6.42%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net asset:
  Net investment income                             4.67%(c)              4.85%                5.01%(c)
  Expenses, after expense reductions                0.60%(c)              0.60%                0.60%(c)
  Expenses, before expense reductions               0.61%(c)              0.66%                0.79%(c)

Portfolio turnover rate                            10.20%                24.95%               23.39%

Net assets at end of period (000)                  $78,591              $77,605              $35,746

(a) Commencement of sale of Class I shares
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200
www.thornburg.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.




Schedule of Investments

Thornburg Limited Term Municipal - National Portfolio          December 31, 1998
CUSIPS: Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX


 Principal                                                                                                  Credit
   Amount          Issuer-Description                                                                      Moody's/S&P     Value

   Alabama           (1.80%)
 1,675,000     Alabama A&M University Housing & General Fee Revenue Series 1992, 5.90% due 11/1/02        Aaa/AAA $     1,804,863
               (Living & Learning Center Project; Insured: MBIA)
 1,000,000     Alabama Water Pollution Control Authority Series 1991, 6.45% due 8/15/02 (Insured:         Aaa/AAA       1,066,630
               AMBAC)
 1,550,000     Birmingham Jefferson Civic Center Authority Special Tax Series 1989, 7.20% due 1/1/01        A3/A+       1,585,619
 2,500,000     Birmingham Special Care Facility Finance Authority Revenue Series 1990, 7.625% due           A1/NR       2,638,975
               12/1/10 put 12/1/00 (Methodist Homes for the Aging Project; LOC: SouthTrust Bank)
 1,495,000     Houston County Hospital Board Revenue Refunding Series 1984, 7.625% due 4/1/07             Aaa/AAA       1,613,568
               pre-refunded 2/15/02 @ 100 (South East Alabama Medical Center Project)
   330,000     Houston County Hospital Revenue Bonds, 6.375% due 1/1/02 (ETM)                              Aaa/NR         343,913
 1,000,000     Huntsville Healthcare Authority Revenue Bonds, 5.50% due 6/1/08 (Insured: MBIA)            Aaa/AAA       1,087,400
 1,695,000     Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/02 pre-refunded             NR/AAA*       1,834,499
               4/1/01 @ 102
 2,640,000     Montgomery Special Care Facilities Baptist Med Center Series A, 4.40% due 5/1/02           Aaa/AAA       2,670,228
               (Insured: AMBAC) (when issued)
   705,000     Montgomery Special Care Facilities Baptist Med Center Series A, 4.75% due 5/1/04           Aaa/AAA         727,482
               (Insured: AMBAC) (when issued)
   735,000     Montgomery Special Care Facilities Baptist Med Center Series A, 4.80% due 5/1/05           Aaa/AAA         762,482
               (Insured: AMBAC) (when issued)
   770,000     Montgomery Special Care Facilities Baptist Med Center Series A, 4.85% due 5/1/06           Aaa/AAA         800,361
               (Insured: AMBAC) (when issued)
   965,000     Morgan County-Decatur Healthcare Revenue, 5.40% due 3/1/00 (Decatur General Hospital        NR/AAA         987,793
               Project; Insured: Connie Lee)
   Alaska           (0.30%)
 2,500,000     North Slope Borough G.O. Refunding Series 1992-A, 5.80% due 6/30/02 (Insured: MBIA)        Aaa/AAA       2,666,650
   Arizona           (1.90%)
 1,250,000     Arizona Educational Loan Marketing Corporation Revenue Series 1992-A, 6.70% due 3/1/00 Aa2/NR            1,292,462
 2,320,000     Arizona Municipal Finance Program Certificate of Participation Series 15, 8.65% due        Aaa/AAA       2,869,585
               8/1/04 (Flagstaff Project) (ETM)
   235,000     Glendale Water and Sewer Revenue, 9.00% due 7/1/03 (ETM)                                   Aaa/AAA         285,001
   685,000     Maricopa County Certificate of Participation, 5.625% due 6/1/00                            A2/BBB+         696,090
   500,000     Maricopa County School District 40 - Glendale General Obligation, 0% due 7/1/00            Baa1/A-         473,490
   750,000     Maricopa County School District 40 - Glendale General Obligation, 0% due 1/1/01            Baa1/A-         694,245
 1,000,000     Maricopa County Unified School District 48, 7.75% due 7/1/03                                Aa2/AA       1,161,170
   500,000     Maricopa County Unified School District 48 G.O., 5.60% due 7/1/03                          Baa1/A-         534,135
 2,000,000     Maricopa County/Paradise Valley Unified School District General Obligation Refunding       Aaa/AAA       1,821,700
               Series 1992, 0% due 7/1/01 (Insured: AMBAC)
 3,800,000     Maricopa School District 41, 0% due 7/1/01 (Insured: FGIC)                                 Aaa/AAA       3,461,230
 2,000,000     Pima County/Tucson Unified School District 1 School Improvement Series 1992-D, 5.50%       Aaa/AAA       2,119,860
               due 7/1/02 (Insured: FGIC)
 1,000,000     Show Low Industrial Development Authority Hospital Revenue Series A, 5.125% due               NR/A       1,046,350
               12/1/07 (Navapache Regional Medical Center Project; Insured: ACA)
   175,000     South Tucson Municipal Property Corporation Series 1990, 8.20% due 6/1/99 (ETM)            Aaa*/NR         178,598
   175,000     South Tucson Municipal Property Corporation Series 1990, 8.25% due 6/1/00 (ETM)            Aaa*/NR         186,368
 1,200,000     Tucson Water System Revenue Refunding Series 1992, 5.80% due 7/1/99                          A1/A+       1,216,788
  Arkansas           (0.40%)
 1,000,000     Arkansas State General Obligation College Savings, 0% due 6/1/02                            Aa3/AA         874,900
 2,645,000     Little Rock Hotel And Restaurant Gross Receipts Tax Refunding, 7.125% due 8/1/09              A/NR       3,189,394
California          (12.60%)
 2,145,000     Antelope Valley Hospital Revenue Bond, 5.50% due 1/1/07 (Insured: FSA)                     Aaa/AAA       2,332,816
 4,000,000     California Cities Home Owner Lease Purchase Program Series A, 4.15% due 12/1/03            Aaa/AAA       4,059,640
               (Insured: MBIA)
 7,440,000     California Health Facilities Financing Authority Series 1991-D, 6.50% due 7/1/16           Aaa/AAA       8,110,046
               pre-refunded 7/1/01 @ 102 (Catholic Health Care Project)
 3,000,000     California Housing Financing Agency Revenue, 5.05% due 8/1/06                              Aaa/AAA       3,074,670
   515,000     California Public Works Board Lease Revenue, 4.75% due 10/1/07                                A2/A         536,872
   350,000     California State General Obligation, 9.25% due 3/1/05                                       Aa3/A+         448,669
 1,100,000     California Statewide Communities Development Authority Certificate of Participation,       Aaa/AAA       1,107,084
               3.45% (inverse floater) due 1/1/02 (Motion Picture & Television Fund Project;
               Insured: AMBAC)
   870,000     California Statewide Community Development Authority Insured Health Facilities               NR/A+         899,884
               Revenue Certificate of Participation Series 1992, 6.40% due 5/1/02 (Eskaton
               Properties Incorporated Phase II Project)
 1,000,000     Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due 1/1/27       NR/AAA       1,059,140
               put 7/1/07 (Terrace Gardens Project; Collateralized: FNMA)
   910,000     Fairfield-Suisun Sewer District Revenue Refunding Series A, 6.50% due 5/1/03               Aaa/AAA         985,312
               (Insured: MBIA)
 7,125,000     Glendale Hospital Revenue Series 1994, 7.625% due 1/1/05 (Verdugo Hills Project;             NR/A+       7,936,039
               Guarantee: Industrial Indemnity)
 1,000,000     Los Angeles Transit Finance Corporation Certificate of Participation Series 1992-B,          A1/NR       1,013,700
               5.70% due 7/1/99
 1,995,000     Los Angeles Transportation Commission Certificate of Participation, 5.90% due 7/1/00         A1/NR       2,068,995
 2,500,000     Los Angeles Transportation Commission Certificate of Participation, 6.00% due 7/1/01         A1/NR       2,641,625
 1,500,000     Los Angeles Unified School District Certificates of Participation, 6.20% due 6/1/01           A2/A       1,586,550
               (Dr. Francisco Bravo Medical Project)
   500,000     Los Angeles Water and Power, 9.00% due 2/1/02                                               Aa3/A+         576,460
   500,000     Los Angeles Water and Power, 9.00% due 9/1/04                                               Aa3/A+         614,380
 5,710,000     Los Angeles Water and Power, 7.10% due 1/15/31 crossover refunded 1/15/01 @ 102             Aa3/A+       6,233,550
 1,500,000     MSR Public Power Agency Series F, 5.45% due 7/1/01 (San Juan Project; Insured: AMBAC)      Aaa/AAA       1,572,000
   265,000     New Haven Unified School District Certificates of Participation, 7.00% due 12/1/99           NR/A-         271,058
 1,375,000     Orange County Refunding Recovery A, 5.20% due 6/1/03 (ETM)                                 Aaa/AAA       1,460,181
 1,625,000     Orange County Unrefunded Bal Refunding Recovery A, 5.20% due 6/1/03 (Insured: MBIA)        Aaa/AAA       1,722,549
 6,400,000     Orange County Local Transportation Authority Sales Tax Revenue, 2.94% (inverse             Aaa/AAA       6,407,040
               floater) due 2/15/99 (Insured: FGIC)
 1,000,000     Orange County Local Transportation Authority Sales Tax Revenue, 5.50% due 2/15/01           Aa/AA+       1,042,710
13,000,000     Orange County Recovery Certificates of Participation Series A, 5.50% due 7/1/02            Aaa/AAA      13,801,060
               (Insured: MBIA)
 2,500,000     Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured : MBIA)                        Aaa/AAA       2,621,350
 7,600,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       8,576,752
 5,200,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       5,939,232
 2,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.15% due        Baa1/BBB+       2,045,540
               11/1/14 put 11/1/99 (LOC: Industrial Bank of Japan)
 5,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35% due        Baa1/BBB+       5,292,200
               11/1/14 put 11/1/01 (LOC: Industrial Bank of Japan)
 1,290,000     Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00 (Insured: FSA)                  Aaa/AAA       1,332,054
 1,000,000     Palm Springs Housing Authority Revenue Tahquitz Crt Apts A, 4.90% due 9/1/23 put            NR/AAA       1,027,610
               9/1/03 (LOC: FHLB)
   500,000     Palomar Pomerado Health Systems Revenue, 0% due 11/1/03 (Insured: MBIA)                    Aaa/AAA         414,265
   500,000     Pomona Public Financing Authority Rev. Series P, 5.625% due 10/1/03                          NR/A-         536,925
 2,745,000     Redwood City Multi Family Housing Revenue Series 1985-B, 5.20% due 10/1/08 put               NR/A+       2,770,144
               10/1/00 (Redwood Shores Apartments Projects; Insured: Continental Casualty)
   750,000     Redwood City Public Financing Authority Local Agency Rev. Series B, 7.10% due 7/15/01        NR/A-         814,770
               (ETM)
   620,000     San Francisco Airport Improvement Corporation Lease Revenue Bond, 7.875% due 7/1/99        Aaa/AAA         635,233
               (United Airlines Project) (ETM)
 1,000,000     San Francisco Port Community Rev., 9.00% due 7/1/03                                          A1/A-       1,208,630
 2,100,000     San Joaquin County Certificates of Participation, 5.50% due 9/1/99 (General Hospital         A3/A-       2,129,883
               Project)
 2,000,000     San Marcos PFA Tax Allocation Series 1992-A, 5.60% due 1/1/01 (Insured: FSA) (ETM)         Aaa/AAA       2,085,960
   500,000     Santa Clara Certificates of Participation, 7.75% due 2/1/02 (Insured: MBIA)                Aaa/AAA         559,730
 2,000,000     Santa Clara County Financing Authority Lease Revenue Series B, 5.50% due 5/15/09           Aaa/AAA       2,102,520
               (when issued) (Insured: AMBAC)
 4,180,000     Santa Margarita / Dana Point Authority Revenue Improvement District Series A, 9.50%        Aaa/AAA       5,150,178
               due 8/1/03 (Insured: MBIA)
 1,000,000     Sonoma County Certificate of Participation Public Works Improvement Program, 5.875%          NR/A+       1,029,960
               due 8/1/04 (Integrated Waste Project)
   750,000     Southern California Public Power Authority Rev., 6.75% due 7/1/01 (Power Project)              A/A         797,962
 2,000,000     Southgate Recreation & Park District Certification of Participation, 5.15% due               NR/A+       2,073,980
               10/1/21 pre-refunded 10/1/01 (Wildhawk Golf Club Project; LOC: U.S. Bank of
               California)
 1,000,000     University California Certificates of Participation, 10.00% due 11/1/03 (UCLA Center        Aa3/NR       1,264,390
               Chiller/Cogen Project)
   780,000     University California Revenue Series A, 6.30% due 9/1/00                                     NR/A+         815,857
  Colorado           (3.80%)
   500,000     Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/01 (ETM)                         Aaa*/NR         532,215
 2,000,000     Aurora Centretech Metropolitan District Colorado Refunding Series C, 4.875% due              NR/A+       2,013,400
               12/1/28 , put 12/1/08 (LOC: Banque Nationale Paris)
   390,000     Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/99                       NR/CC         362,123
 2,355,000     Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 5.90% due 3/1/01      Aaa/AAA       2,441,523
               (Insured: MBIA)
 1,465,000     Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 6.00% due 3/1/02      Aaa/AAA       1,522,472
               (Insured: MBIA)
   490,000     Castle Pines Metropolitan District General Obligation Refunding & Improvement, 7.50%       Aaa/AAA         509,634
               due 12/1/99 (Insured: FSA) (ETM)
   370,000     Colorado Health Facilities Authority Revenue Refunding National Benevolent                 Baa1/NR         370,980
               Association B, 4.90% due 2/1/08
 2,000,000     Colorado Housing Finance Authority Capital Appreciation Series A, 0% due 11/1/01           Aa1/AA-       1,725,160
   835,000     Colorado Student Loan Revenue Series 1992-B, 6.40% due 9/1/99                                 A/NR         852,627
 2,020,000     Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/02                                A/NR       2,126,353
 3,230,000     Colorado Student Obligation Bond Authority Revenue Series 1994-L, 5.90% due 9/1/00            A/NR       3,343,696
 2,395,000     Colorado Student Obligation Bond Authority Student Loan Revenue Series B, 5.90% due           A/NR       2,507,828
               9/1/02
 1,080,000     Denver City & County Industrial Development Revenue, 7.40% due 3/1/03 (University of         NR/A-       1,172,653
               Denver Project)
 1,155,000     Denver City & County Industrial Development Revenue, 7.50% due 3/1/04 (University of         NR/A-       1,256,455
               Denver Project)
 1,185,000     Denver City & County Industrial Development Revenue, 7.60% due 3/1/05 (University of         NR/A-       1,295,419
               Denver Project)
   315,000     Denver City & County Industrial Development Revenue, 6.40% due 12/1/10                       NR/A+         319,306
 3,500,000     Denver City & County Industrial Development Revenue, 5.375% due 7/1/11 put 7/1/00           NR/A1+       3,562,230
               (Translogic Corporation Project; LOC: Commerzbank)
 2,460,000     Denver School District 1 Certificate of Participation Series 1996, 5.50% due 12/15/02      Aaa/AAA       2,616,850
               (Insured: AMBAC)
   500,000     El Paso County School District General Obligation 20 Series B, 8.25% due 12/15/04           Aa3/NR         608,825
               (State Aid Withholding)
   560,000     Highlands Ranch Metro District 1 Refunding, 5.25% due 9/1/03 (Insured: AMBAC)              Aaa/AAA         594,395
 2,175,000     Highlands Ranch Metro District 2 General Obligation, 6.00% due 6/15/04 (Insured: FSA)      Aaa/AAA       2,397,568
 2,725,000     Westminister Multi Family Housing Revenue Series 1995, 5.95% due 9/1/15 put 9/1/06          NR/AA-       2,888,064
               (Semper Village Apartments Project; Insured: AXA)
 1,350,000     Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/01                NR/AA-       1,417,770
Connecticut          (1.60%)
 1,685,000     Bridgeport General Obligation, 6.00% due 3/1/05 (Insured: AMBAC)                           Aaa/AAA       1,871,041
 1,325,000     Bridgeport General Obligation, 6.00% due 3/1/06 (Insured: AMBAC)                           Aaa/AAA       1,484,861
 1,045,000     Capitol Region Education Council, 6.375% due 10/15/05                                       NR/BBB       1,136,908
 5,540,000     Connecticut State Special Tax Obligation Series 1989-B, 0% due 7/1/99 (Transportation      Aaa/AAA       5,455,958
               Infrastructure Project; Insured: AMBAC)
 5,000,000     Connecticut Unemployment Compensation Advance Fund Refunding Revenue Series 1996-A,        Aaa/AAA       5,229,600
               5.50% due 5/15/01 (Insured: AMBAC)
   500,000     New Haven General Obligation, 9.50% due 11/15/03                                          Baa1/BBB         612,240
  Delaware           (0.20%)
 1,500,000     Delaware Solid Waste System Revenue, 6.00% due 7/1/03 (Insured: MBIA)                      Aaa/AAA       1,634,670
 District of Columbia         (1.70%)
    60,000     District Columbia Refunding Series A - 3, 4.90% due 6/1/00                                 Aaa*/BB          61,149
    25,000     District Columbia Pre-refunded Series B, 7.10% due 6/1/00 (Insured: FSA)                   Aaa/AAA          26,283
   500,000     District Columbia Hospital Revenue Refunding Medlantic Healthcare Group A, 6.00% due       Aaa/AAA         565,210
               8/15/07 (ETM)
 1,120,000     District Columbia Revenue Bonds, 5.00% due 1/1/04 (American Association for                Aaa/AAA       1,164,643
               Advancement of Science Project; Insured: AMBAC)
 1,235,000     District Columbia Revenue Bonds, 5.50% due 1/1/06 (American Association for                Aaa/AAA       1,325,316
               Advancement of Science Project; Insured: AMBAC)
   110,000     District Columbia Series A, 5.30% due 6/1/00 (ETM)                                         Aaa*/BB         112,765
 1,195,000     District Columbia Unrefunded Balance, 4.90% due 6/1/00                                      Ba1/BB       1,210,882
 1,390,000     District Columbia Unrefunded Balance, 5.30% due 6/1/00                                      Ba1/BB       1,416,062
   975,000     District Columbia Unrefunded Balance, 7.10% due 6/1/00 (Insured: FSA)                      Aaa/AAA       1,022,717
   275,000     District of Columbia Association of American Medical Colleges, 7.20% due 2/15/01            NR/AA-         292,177
               pre-refunded 2/15/00 @ 102
 3,440,000     District of Columbia Certificate of Participation Series 1993, 6.875% due 1/1/03            NR/BB-       3,595,247
 1,505,000     District of Columbia General Obligation Capital Appreciation Refunding, 0% due 6/1/02      Aaa/AAA       1,316,724
               (Insured: MBIA)
 2,000,000     District of Columbia General Obligation Refunding Series A, 5.50% due 6/1/01               Aaa/AAA       2,079,460
               (Insured: FSA)
 1,000,000     District of Columbia Revenue, 6.00% due 7/15/03 (Childrens Hospital Project; Insured:      Aaa/AAA       1,081,340
               FGIC)
 1,330,000     District of Columbia Revenue, 6.00% due 8/15/05 (Medlantic Healthcare Project;             Aaa/AAA       1,477,457
               Insured: MBIA) (ETM)
  Florida           (2.90%)
   200,000     Alachua County Health Facilities Revenue, 7.00% due 12/1/01 (Shands Hospital &              NR/AAA         218,660
               Clinics Project) (ETM)
   425,000     Brevard County Tourist Development Tax Revenue Series 1993, 6.325% due 3/1/03                NR/NR         441,703
               (Florida Marlins Training Facilities)
 3,000,000     Collier County School Board Certificates of Participation, 5.50% due 2/15/03               Aaa/AAA       3,152,280
               (Insured: FSA)
 5,000,000     Dade County Solid Waste System Special Obligation Revenue, 5.25% due 10/1/03               Aaa/AAA       5,290,900
               (Insured: AMBAC)
   200,000     East County Water Control District Lee County Drain, 5.50% due 11/1/03 (LOC: Asset           NR/AA         213,626
               Guaranty)
 1,500,000     Florida Housing Development Authority, 6.25% due 12/1/06 (Hammock's Place Project)          NR/AAA       1,559,340
 1,940,000     Florida Housing Finance Authority Series 1987, 4.85% due 2/1/08 put 2/1/01                   NR/AA       1,955,539
               (Guaranteed: Connecticut General)
 3,100,000     Florida Housing Finance Authority Multi Family Housing Revenue, 5.10% due 4/1/13 put        NR/AA-       3,151,491
               4/1/02 (Park Colony Project; LOC: Mellon Bank)
   150,000     Hillsborough County Utility Refunding Rev, 9.75% due 12/1/03 (ETM)                         Aaa/AAA         179,247
   550,000     Jacksonville Port Authority Rev., 7.625% due 11/1/02 (Insured: MBIA)                       Aaa/AAA         625,905
 1,000,000     Jacksonville Port Authority Rev., 7.625% due 11/1/03 (Insured: MBIA)                       Aaa/AAA       1,166,600
 1,000,000     Lee County School Board Certificate of Participation, 6.20% due 8/1/00 (Insured: FSA) Aaa/AAA            1,043,370
 1,195,000     Lee County School Board Certificate of Participation, 6.30% due 8/1/01 (Insured: FSA) Aaa/AAA            1,274,360
   315,000     Martin County Combined Special Assessment Series 1990-A, 8.125% due 3/1/01                   NR/NR         327,559
 4,295,000     Miami Dade County School Board Refunding Series Certifications of Participation,           Aaa/AAA       4,640,361
               5.25% due 8/1/09
   940,000     Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/06              NR/A+       1,037,008
               (Lourdes-Noreen McKeen Residence for Geriatric Care Project; LOC: Allied Irish Bank)
   250,000     Pasco County School Board Certificate of Participation Series A, 6.10% due 8/1/01          Aaa/AAA         265,468
               (Insured: FSA)(ETM)
 1,310,000     Port Orange Florida Water and Sewer Revenue Refunding, 5.50% due 10/1/09 (when             Aaa/AAA       1,443,161
               issued) (Insured: AMBAC)
  Georgia           (0.40%)
 1,590,000     Burke County Development Authority Pollution Control Revenue, 6.25% due 1/1/03             Aaa/AAA       1,727,774
               (Insured: MBIA)
   600,000     Gwinnett County Dev Auth Rev, 6.95% due 6/1/01 (Mead Corp. Project) (ETM)                    NR/NR         619,590
 1,000,000     Monroe County Pollution Control Revenue, 6.55% due 1/1/06 (Oglethorpe Power                Aaa/AAA       1,140,600
               Corporation Project; Insured: MBIA)
    Guam           (0.10%)
   800,000     Guam Government General Obligation Series A, 5.90% due 9/1/05                               NR/BBB         801,936
   Hawaii           (1.10%)
 2,000,000     Hawaii General Obligation Refunding, 5.00% due 4/1/08 (Insured: MBIA)                      Aaa/AAA       2,109,700
 6,000,000     Hawaii Refunding Series CB, 5.00% due 1/1/00                                                 A1/A+       6,105,480
 1,500,000     Hawaii State Department Budget & Finance Special Purpose Mortgage Revenue, 5.70% due          A2/A       1,594,545
               7/1/03 (Kapiolani Health Care System Project)
   500,000     Honolulu City & County Series A, 7.25% due 7/1/00                                           Aa2/AA         527,280
   700,000     Honolulu City & County Refunding Series One, 5.875% due 6/1/04                              Aa2/AA         764,463
   Idaho           (0.70%)
   700,000     Boise Urban Renewal Agency Package Revenue Tax Increment Series A, 6.00% due 9/1/02        NR/BBB+         745,787
 4,980,000     Idaho Falls Electric Revenue Refunding, 0% due 4/1/00 (Insured: FGIC)                      Aaa/AAA       4,769,097
   760,000     Idaho Housing Agency Single Family Mortgage Subordinated Series D-1, 5.90% due 7/1/06       Aa2/NR         800,888
   435,000     Idaho Student Loan Marketing Association Refunding Revenue Series 1992, 6.40% due            NR/NR         441,995
               10/1/99
   Illinois           (5.90%)
 1,800,000     Chicago General Obligation, 5.50% due 1/1/04 (Insured: AMBAC)                              Aaa/AAA       1,921,266
 5,000,000     Chicago O'Hare International Airport Special Facility Revenue Refunding International      Aaa/AAA       5,255,650
               Terminal, 5.50% due 1/1/08 (when issued) (Insured: AMBAC)
 5,000,000     Chicago O'Hare International Airport Special Facility Revenue Refunding International      Aaa/AAA       5,227,050
               Terminal, 5.50% due 1/1/10 (when issued) (Insured: AMBAC) (when issued)
 2,000,000     Cook County Community College District 508, 8.40% due 1/1/01 (Insured: FGIC)               Aaa/AAA       2,182,520
 1,800,000     Cook County Community College District 508 COP, 8.50% due 1/1/02 (Insured: FGIC)           Aaa/AAA       2,037,204
 3,350,000     Cook County Community Unified School District 401 Series 1996, 0% due 12/1/03              Aaa/AAA       2,746,631
               (Insured: FSA)
   595,000     Cook County School District 100, 8.20% due 12/1/05 (Insured: FSA)                           Aaa/NR         735,664
   640,000     Cook County School District 100 Berwyn, 8.20% due 12/1/06 (Insured: FSA)                    Aaa/NR         805,850
   715,000     Du Page County High School, 5.75% due 12/1/06                                               Aa3/NR         789,060
   760,000     Du Page County High School, 5.75% due 12/1/07                                               Aa3/NR         843,372
   870,000     Du Page County School District Capital Appreciation, 0% due 2/1/06 (Insured: FGIC)          Aaa/NR         637,423
   400,000     Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A,       NR/BBB         417,112
               5.60% due 7/1/04
 1,000,000     Illinois Development Finance Authority Revenue Refunding Community Rehab Providers A,       NR/BBB       1,042,410
               5.60% due 7/1/05
 4,020,000     Illinois Educational Facilities Authority Revenues Advocate Health Care Network B,           A1/AA       4,213,643
               5.25% due 8/15/09 (when issued)
   925,000     Illinois Health Facilities Authority Revenue, 5.25% due 5/1/99 (Galesburg Cottage          Baa2/AA         931,697
               Hospital Project; Insured: Asset Guaranty)
 2,000,000     Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/02 (Trinity       Baa2/BBB       2,130,280
               Medical Center Project)
   500,000     Illinois Health Facilities Authority Revenue, 5.20% due 10/1/03 (Illinois Masonic            A3/A-         523,710
               Medical Center Project)
 1,000,000     Illinois Health Facilities Authority Revenue Refunding, 6.25% due 12/1/04 (Friendship        NR/A-       1,055,810
               Village Schaumburg)
 1,155,000     Illinois Health Facilities Authority Revenue Series A, 5.25% due 7/1/07 (The Carle         Aaa/AAA       1,227,361
               Foundation Project) (Insured: AMBAC)
 2,500,000     Illinois Health Facilities Authority Revenue Refunding Series C, 7.00% due 4/1/08          Aaa/AAA       2,990,400
               (Lutheran General Health) (Insured: FSA)
 3,995,000     Illinois Health Facilities Authority Revenue Series A, 4.70% due 7/1/31 put 7/1/04          Aa1/NR       4,049,292
               (Edgewater Med Center Project; LOC: Credit Local De France)
   780,000     Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/05               NR/NR         844,639
               (Community Provider Pooled Loan Program Project)
 9,105,000     Lake County Forest Preserve District Capital Appreciation, 0% due 12/1/06                  Aa2/AA+       6,486,311
   750,000     Macon County & Decatur Certificates of Participation, 6.50% due 1/1/05 (Insured: FGIC) Aaa/AAA             842,347
   500,000     Metropolitan Pier and Exposition Authority Dedicated State Tax Rev., 0% due 12/15/01       Aaa/AAA         446,320
               (Insured: MBIA)
 2,445,000     Naperville City, Du Page & Will Counties Economic Dev. Rev., 6.10% due 5/1/08               NR/AA-       2,697,079
               (Hospital and Health System Association Project; LOC: American National Bank)
 2,800,000     Rosemont General Obligation Series B, 5.40% due 12/1/05                                        A/A       2,998,828
   900,000     Will & Kendall Counties Community School District 202 General Obligation, 5.45% due        Aaa/AAA         935,262
               1/1/05 (Insured: AMBAC)
   Indiana           (5.30%)
 1,250,000     Brownsburg School Building Corporation First Mortgage, 5.375% due 8/1/07                      NR/A       1,336,112
 1,175,000     Brownsburg School Building Corporation First Mortgage, 5.375% due 2/1/07                      NR/A       1,252,832
 1,255,000     Columbus School Building Corporation, 5.50% due 1/15/02 (Insured: MBIA)                    Aaa/AAA       1,318,754
 1,860,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage, 0% due               NR/A       1,368,253
               1/15/06
   770,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage Refunding, 0%      Aaa/AAA         510,202
               due 1/5/08 (Insured: MBIA)
 1,860,000     Elberfeld J H Castle School Building Corporation Indiana First Mortgage Refunding, 0%      Aaa/AAA       1,204,611
               due 7/5/08 (Insured: MBIA)
   895,000     Gary Judgement Funding General Obligation, 6.60% due 6/15/99                                 NR/NR         907,772
   570,000     Gary Judgement Funding General Obligation, 6.60% due 12/15/99                                NR/NR         586,541
 2,305,000     Hammond Multi-School Building Corp First Mortgage Refunding Bond Series 1997, 6.00%           NR/A       2,566,894
               due 7/15/08 (Lake County Project)
   550,000     Indiana Bond Bank Series B, 7.25% due 2/1/01 (Special Loan Program)                          NR/A+         556,804
 1,120,000     Indiana Bond Bank Special Program Series 1992-B, 5.60% due 8/1/99                            NR/A+       1,136,150
 2,640,000     Indiana Bond Bank State Revolving Fund Series 1993-A, 5.50% due 2/1/00                      NR/AAA       2,704,970
 1,500,000     Indiana Health Facilities Revenue, 5.55% due 7/1/01 (Marion General Hospital Project;      Aaa/AAA       1,564,950
               Insured: MBIA)
 1,470,000     Indianapolis Economic Development Revenue, 5.30% due 12/1/07 (FNMA Pass-Thru               Aaa/AAA       1,513,644
               Certificate)
 1,220,000     Indianapolis Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/05                    Aa/AA-         931,165
 1,240,000     Indianapolis Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/06                    Aa/AA-         901,257
 6,200,000     Indianapolis Local Public Improvement Bond Bank Trans Rev Series 1996, 6.00% due             NR/NR       6,229,388
               1/10/01
 2,200,000     Indianapolis Resource Recovery Revenue, 6.75% due 12/1/04 (Ogden Martin System, Inc.       Aaa/AAA       2,495,042
               Project; (Insured: AMBAC)
   670,000     Lake County Park District, 5.00% due 12/31/07 (Insured: AMBAC)                             Aaa/AAA         693,564
   700,000     Lake County Park District, 5.00% due 12/31/08 (Insured: AMBAC)                             Aaa/AAA         722,246
   700,000     Lake County Park District, 5.00% due 12/31/09 (Insured: AMBAC)                             Aaa/AAA         718,480
 1,025,000     Lawrence Township Indiana School Building Corporation Refunding First Mortgage, 5.25%        NR/A+       1,090,313
               due 7/5/06
 1,075,000     Lawrence Township Indiana School Building Corporation Refunding First Mortgage, 5.25%        NR/A+       1,138,500
               due 7/5/07
 1,135,000     Lawrence Township Indiana School Building Corporation Refunding First Mortgage, 5.25%        NR/A+       1,202,079
               due 7/5/08
 1,645,000     Logansport Multi-Purpose School Building Corporation First Mortgage Refunding Series          NR/A       1,714,287
               1992, 5.50% due 7/1/01
   955,000     Mishawaka School First Mortgage, 6.25% due 7/15/06                                            NR/A       1,067,231
 1,015,000     Mishawaka School First Mortgage, 6.25% due 7/15/07                                            NR/A       1,142,748
   535,000     New Albany Floyd County School Building Corp., 6.20% due 7/1/03 (ETM)                         NR/A         585,798
 1,660,000     Noblesville High School Building Corp. First Mortgage Bond Series 1997 Refunding           Aaa/AAA       1,822,248
               First Mortgage, 5.75% due 1/5/06 (Insured: AMBAC)
 1,820,000     Noblesville High School Building Corp. First Mortgage Bond Series 1997 Refunding           Aaa/AAA       2,007,497
               First Mortgage, 5.75% due 7/5/06 (Insured: AMBAC)
 1,295,000     Seymour Community High School Building Corporation Refunding First Mortgage, 5.50%         Aaa/AAA       1,412,094
               due 7/5/08 (Insured: FSA)
 1,820,000     Westfield Elem. School Building Corp. First Mtg Series 1997, 6.80% due 7/15/07             Aaa/AAA       2,141,558
               (Insured: AMBAC)
 1,385,000     Whitley County Middle School Building Corporation Refunding First Mortgage, 5.25% due      Aaa/AAA       1,477,061
               7/10/06 (Insured: FSA)
 1,470,000     Whitley County Middle School Building Corporation Refunding First Mortgage, 5.25% due      Aaa/AAA       1,572,018
               7/10/07 (Insured: FSA)
 1,575,000     Whitley County Middle School Building Corporation Refunding First Mortgage, 5.25% due      Aaa/AAA       1,687,093
               7/10/08 (Insured: FSA)
  Iowa           (1.50%)
 1,225,000     Des Moines Hospital Revenue Refunding Series 1996-A, 6.25% due 11/15/04 (Des Moines         Aa2/NR       1,360,669
               General Hospital Project; LOC: Norwest)
 1,500,000     Iowa Certificate of Participation, 6.10% due 7/1/01 (Insured: AMBAC)                       Aaa/AAA       1,583,595
   875,000     Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991 Series A, 6.35% due       Aa1/NR         914,620
               3/1/01
 2,000,000     Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991 Series C, 6.80% due      Aaa/AAA       2,137,480
               12/1/02
 1,000,000     Lansing Pollution Control Revenue Refunding, 4.30% due 11/1/08 put 11/1/03                  A2/A-1       1,000,810
               (Interstate Power Company Project)
 2,675,000     Marion Commercial Development Revenue Refunding Series 1991-A, 7.25% due 1/1/14 put           NR/A       2,765,602
               7/1/02 (Collins Road Project; Insured: Trygg-Hansa)
   500,000     Muscatine Electric Revenue, 9.50% due 1/1/04 (ETM)                                         Aaa/AAA         580,985
 4,445,000     Muscatine Electric Revenue Refunding Series 1992, 5.40% due 1/1/00 (Insured: AMBAC)        Aaa/AAA       4,545,768
   Kansas           (0.70%)
   500,000     Johnson County Unified School Dstrict No. 233 Series B, 6.10% due 3/1/99                     A1/A+         502,535
 1,000,000     Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/04 (Ash Grove Cement           NR/NR       1,040,660
               Project)
 1,000,000     Sedgwick County Unified School District 265, 8.20% due 10/1/03 (Insured: FSA)              Aaa/AAA       1,187,000
 3,960,000     Topeka Multi Family Housing Revenue Refunding Series 1991-A, 7.25% due 4/1/21 put             NR/A       4,065,970
               4/1/02  (Fleming Court Project; Insured: Trygg-Hansa)
  Kentucky           (0.80%)
 4,500,000     Jefferson County Insured Hospital Revenue Series 1992 Revenue, 8.124% due 10/1/02          Aaa/AAA       5,146,875
               (Alliant Health Systems Project; Insured: MBIA) (Inverse Floater)
 1,000,000     Kentucky State Turnpike Authority Res Rec Rev, 0% due 7/1/06 (Insured: FGIC)               Aaa/AAA         733,250
 1,810,000     Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/03 (Paul B. Hall               NR/NR       1,982,421
               Medical Center Project; Guaranteed: Health Management Associates)
 Louisiana           (3.40%)
 2,165,000     East Baton Rouge Public Improv. Sales Tax Series 1993-A, 8.00% due 2/1/01 (Insured:        Aaa/AAA       2,352,273
               FGIC)
 2,475,000     East Baton Rouge Sales Tax Series, 8.00% due 2/1/06 (Insured: FGIC)                        Aaa/AAA       3,042,196
 1,000,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due 9/1/05 (Insured: FGIC)           NR/AAA       1,103,720
 1,040,000     Jefferson Parish School Board Refunding, 0% due 3/1/08 (Insured: FSA)                      Aaa/AAA         699,743
   220,000     Lafayette Parish Law Enforcement District Special Tax Certificates Indebtedness,              NR/A         220,517
               6.00% due 3/1/99
 1,000,000     Louisiana Offshore Authority Deepwater Port Rev. Series B, 6.25% due 9/1/04                   A3/A       1,106,440
 1,065,000     Louisiana PFA Multi Family Housing, 5.95% due 3/15/19 put 3/15/05 (Oakleigh Apts.           NR/AA-       1,112,403
               Project; Insured: AXA)
 2,485,000     Louisiana PFA Student Loan Revenue Series A-1, 5.90% due 3/1/99                             Aaa/NR       2,492,281
 3,525,000     Louisiana PFA Student Loan Revenue Series A-1, 6.10% due 3/1/00                             Aaa/NR       3,607,097
 5,000,000     Louisiana Public Facilities Authority Health and Ed Cap Fac Revenue Series 1985,           Aaa/AAA       5,174,200
               5.00% due 12/1/15 put 6/1/02 (Insured: AMBAC)
 1,200,000     Louisiana Public Facilities Authority Hospital, 2.79% due 7/1/99 (St. Francis Medical      Aaa/AAA       1,206,768
               Center Project; Insured: FSA) (Inverse Floater)
 1,100,000     Louisiana Public Facilities Authority Hospital, 3.04% due 7/1/00 (St. Francis Medical      Aaa/AAA       1,111,726
               Center Project; Insured: FSA) (Inverse Floater)
 1,300,000     Louisiana Public Facilities Authority Hospital Revenue and Refunding, 3.24% due            Aaa/AAA       1,315,236
               7/1/01 (St. Francis Medical Center Project; Insured: FSA) (Inverse Floater)
   500,000     Louisiana State University Agricultural & Mechanical College Board, 7.70% due 4/15/02      Aaa*/NR         559,350
               (ETM)
 2,125,000     Louisiana Unlimited Tax General Obligation Series A, 6.00% due 8/1/01 (Insured: FGIC)      Aaa/AAA       2,248,038
   750,000     New Orleans Audubon Park Commission Revenue Series A, 8.00% due 4/1/12 pre-refunded        Aaa*/NR         858,158
               4/1/02 @ 102 (Aquarium Project)
 3,720,000     Orleans Levee District Public Improvement Trust Receipts Series 1995-A, 5.95% due          Aaa/AAA       3,950,156
               11/1/01 (Insured: FSA)
   460,000     Ouachita Parish Hospital District 1 Series 1991, 7.25% due 7/1/01 (ETM)                       NR/A         497,968
   600,000     St Tammany Parish Louisiana Sales Tax, 5.75% due 4/1/06 (Insured: FGIC)                    Aaa/AAA         659,730
 Maine           (0.00%)
   300,000     Regional Waste Systems Maine Solid Waste Series P, 5.375% due 7/1/05                         NR/AA         321,102
Maryland           (0.40%)
 2,000,000     Howard County Multifamily Housing Revenue, 7.00% due 7/1/24 put 7/1/04 (Chase Glen         Baa1/NR       2,215,560
               Project; Guaranty: Avalon Prop.)
 1,000,000     Maryland Health and High Educational Facility Authority, 4.75% due 7/1/21 put 3/1/01          NR/A       1,016,610
               (Stella Maris Project; LOC: First Natl Bank)
 1,105,000     Washington Suburban Sanitary District Series 1994, 8.75% due 6/1/99                         Aa1/AA       1,131,067
   Massachusetts          (4.70%)
 1,000,000     Boston FHA Insured City Hospital Revenue Series A, 7.15% due 2/15/01 pre-refunded           Aaa/NR       1,078,060
               8/15/00 (Boston City Hospital Project)
 1,600,000     Boston General Obligation Series A, 7.60% due 2/1/04 pre-refunded 2/1/99                     NR/A+       1,637,872
 1,000,000     Boston General Obligation Series A, 7.25% due 7/1/99                                        Aa3/A+       1,021,090
 3,135,000     Boston Revenue City Hospital, 7.65% due 2/15/10 pre-refunded 8/15/00                        Aaa/NR       3,402,478
    65,000     Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due 10/15/11       Baa3/BBB          72,786
   380,000     Holyoke General Obligation Electric Revenue Series 1991-A, 8.00% due 6/1/01                Baa2/NR         399,357
 1,195,000     Holyoke General Obligation School Project Loan Act of 1948, 7.35% due 8/1/02             Baa2/AAA*       1,286,095
               pre-refunded 8/1/01
   300,000     Holyoke General Obligation Sewer Revenue Series B, 8.00% due 6/1/01                      Baa2/BBB+         313,260
 1,060,000     Lynn General Obligation, 7.00% due 1/15/04                                                 Baa1/NR       1,181,487
   525,000     Massachusetts Education Loan Revenue Series 1985-C, 7.875% due 6/1/03 (LOC: Rabobank        NR/AAA         536,330
               Nederland)
 2,000,000     Massachusetts General Obligation Consolidated Loan of 1991 Series B, 0% due 6/1/01         Aa3/AA-       1,829,980
   500,000     Massachusetts General Obligation Consolidated Loan Series D, 6.50% due 7/1/02              Aa3/AA-         541,510
 3,000,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/00       Aa3/AA-       2,832,210
 2,500,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/02       Aa3/AA-       2,176,900
 5,000,000     Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due 5/1/26 put 5/1/02         NR/A-1       5,148,000
               (Orchard Cove Project; LOC: Fleet National Bank)
 2,500,000     Massachusetts IFA Recovery Refunding Revenue Series 1993-A, 5.45% due 7/1/01               Aaa/AAA       2,604,175
               (Insured: FSA)
 1,950,000     Massachusetts Industrial Finance Agency Resources Recovery Revenue, 4.95% due 12/1/06       NR/BBB       1,975,545
 1,245,000     Massachusetts State Health & Education Facilities Authority Series B, 6.875% due              A1/A       1,267,709
               7/1/99 (Charlton Hospital Project) (ETM)
 2,420,000     Massachusetts State Health & Educational Facilities Authority Series B, 5.50% due            NR/NR       2,485,243
               5/15/11 put 5/15/01 (Community Health Capital Fund Project; LOC: First National Bank
               of Boston)
 1,480,000     New Bedford Industrial Revenue, 7.42% due 7/1/02 (Aerovox Corporation Project)               NR/NR       1,496,028
 1,000,000     New England Education Loan Marketing Corporation Student Loan Revenue Series 1992-F,         Aa/NR       1,076,980
               6.50% due 9/1/02
 3,000,000     New England Education Loan Marketing Corporation Student Loan Revenue Series 1993-B,         A3/A-       3,073,260
               5.40% due 6/1/00
   295,000     South Essex Sewer District General Obligation, 9.00% due 12/1/99                           Baa1/NR         310,588
   550,000     Springfield General Obligation, 7.75% due 5/1/99                                           Baa3/NR         558,288
   250,000     Springfield General Obligation, 7.75% due 5/1/00                                           Baa3/NR         263,150
   300,000     Springfield General Obligation, 7.75% due 5/1/01                                           Baa3/NR         325,164
   300,000     Springfield General Obligation, 7.80% due 5/1/02                                           Baa3/NR         329,829
 1,500,000     Taunton General Obligation, 8.00% due 2/1/06 (Insured: MBIA)                               Aaa/AAA       1,849,965
 2,000,000     University of Massachusetts Bldg. Authority Ref Revenue Series 1991-A, 6.80% due            Aa3/A+       2,025,000
               5/1/99
 1,000,000     University of Massachusetts Bldg. Authority Ref Revenue Series 1991-A, 7.15% due            Aa3/A+       1,127,930
               5/1/03
 1,250,000     Worcester Municipal Purpose Loan of 1991 General Obligation, 6.80% due 5/15/01             Aaa/AAA       1,339,337
               (Insured: MBIA)
  Michigan           (1.70%)
 1,215,000     Dearborn Sewage Disposal Systems, 6.90% due 4/1/01 (Insured: MBIA)                         Aaa/AAA       1,301,423
 3,000,000     Detroit Economic Development Corp. Refunding, 7.00% due 6/1/12 put 6/1/02 (E.H.              NR/NR       3,156,630
               Associates Project; LOC: First Fed of Michigan)
 1,300,000     Detroit General Obligation Series, 8.50% due 4/1/00                                      Baa1/BBB+       1,376,154
   890,000     Kalamazoo Hospital Finance Authority Hospital Facility Revenue, 5.50% due 5/15/08           Aaa/NR         964,689
               (Bronson Methodist Hospital Project; Insured: MBIA)
 1,625,000     Kent Hospital Finance Authority Michigan Revenue Refunding Spectrum Health Series A,        Aa3/AA       1,723,849
               5.25% due 1/15/06
 1,265,000     Michigan State Hospital Finance Authority Revenue Refunding, 5.25% due 2/15/07              Aaa/NR       1,343,733
               (Insured: MBIA)
   955,000     Michigan State Hospital Finance Authority Revenue 1991-A Garden City Hospital, 8.30%        Ba3/NR       1,044,445
               due 9/1/02
 2,000,000     Wayne County Building Authority Limited Tax General Obligation Sinking Fund Series       Aaa*/BBB+       2,274,960
               1992-A, 7.80% due 3/1/05 pre-refunded 3/1/02 @ 102
 1,055,000     Wayne County Wastewater Control System Limited Tax General Obligation Refunding,         Baa2/AAA*       1,173,614
               7.875% due 5/1/02 (ETM)
 1,940,000     West Ottawa Public Schools General Obligation Unlimited Tax, 6.30% due 5/1/03              Aaa/AAA       2,121,506
               (Insured: FGIC)
 Minnesota           (1.00%)
 2,365,000     Anoka County Minnesota Resources Recovery Revenue, 5.00% due 12/1/06 (when issued)           A1/A+       2,436,778
               (Northern States Power Company Project)
 1,000,000     Anoka County Minnesota Resources Recovery Revenue, 4.60% due 12/1/08 (when issued)           A1/A+         999,660
               (Northern States Power Company Project)
   650,000     Coon Rapids Industrial Development Ref. Rev., 6.75% due 12/1/01 (LOC: Norwest Bank)          NR/NR         657,664
 1,500,000     Metropolitan Council Minneapolis - St. Paul Area Sports Facilities Revenue, 5.30% due         A/NR       1,547,940
               10/1/00 (Hubert H. Humphery Metrodome Project) (ETM)
   720,000     Minneapolis - St. Paul Housing & Redevelopment Authority Single Family Mortgage             Aaa/NR         721,238
               Revenue Series 96-B, 5.125% due 6/1/32 put 6/1/00 (Insured: FNMA/GNMA)
   855,000     Minneapolis - St. Paul Single Family Housing Revenue Series A, 8.25% due 11/1/07            NR/AAA         872,929
   500,000     Minneapolis Community Development Agency Supported Dev. Rev. Ltd Tax - Common Bond           NR/NR         552,045
               Series G-3, 7.00% due 12/1/03
   380,000     Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/01 (Churchill Apartments             NR/AAA         400,341
               Project; FHA Mortgage Insurance)
 1,250,000     Minneapolis School District Certificate of Participation, 5.30% due 2/1/00                    A1/A       1,276,513
  Mississipi           (0.40%)
 1,000,000     Medical Center Education Building Corp. Rev., 7.00% due 12/1/00 (University of               NR/A-       1,061,330
               Mississippi Medical Center Project)
 2,000,000     Mississippi High Education Assistance Corporation Student Loan Revenue Series 1992-B,         NR/A       2,033,320
               6.00% due 1/1/00
   700,000     Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60% due 1/1/01 (Rush    Baa3/AAA*         739,158
               Medical Foundation Project) (ETM)
  Missouri           (1.50%)
 1,555,000     Jackson County Public Building Corporation Leasehold Revenue Series 1996, 6.00% due        Aaa/AAA       1,723,578
               12/1/04 (Capital Improvement Project; Insured: MBIA)
 1,315,000     Missouri Environmental Improvement And Energy Resources Authority PCR, 5.25% due             A1/AA       1,419,542
               12/1/07
 1,055,000     Missouri Health & Education Facilities Authority Revenue, 0% due 1/1/02 (ETM)                NR/NR         936,808
 4,000,000     Missouri Higher Education Loan Authority Student Loan Revenue Refunding, 5.50% due           Aa/NR       4,061,480
               2/15/00
   735,000     Missouri Regional Convention & Sport, 5.25% due 8/15/08 (Insured: AMBAC)                   Aaa/AAA         778,218
   255,000     Missouri State Enviromental Improvement & Energy Resources Authority Revenue Series         Aa1/NR         278,771
               1991-A, 6.50% due 12/1/02 (State Revolving Revenue Project)
   325,000     Missouri State Enviromental Improvement & Energy Resources Authority Revenue Series         Aa1/NR         355,729
               1991-A, 6.60% due 12/1/03 (State Revolving Revenue Project)
   680,000     Missouri State Housing Development Authority Revenue, 6.30% due 7/15/99                     Aa/AA+         685,828
 3,860,000     St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due 12/1/08 put 12/1/00                 NR/A-       3,900,723
               (Westport Residence Project; Guaranteed: Lincoln National Corporation)
  Montana           (0.00%)
   420,000     Montana Higher Education Student Loan Revenue Series 1992-A, 6.70% due 12/1/01                A/NR         445,914
  Nebraska           (0.90%)
 1,500,000     Nebraska IFA Hospital Equipment Revenue, 6.85% due 3/1/02 pre-refunded 3/1/01 @ 102        Aaa/AAA       1,630,425
               (Insured: MBIA)
 1,160,000     Nebraska IFA Multi Family Housing Revenue 1985-B, 4.875% due 1/1/08 (FNMA:                  NR/AAA       1,177,307
               Collateralized)
 2,890,000     Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding 1995-A, 5.50% due            NR/AAA       3,037,246
               12/1/25 put 12/1/05 (Willow Park Apartments Project; FNMA Collateralized)
 2,500,000     Nebraska Public Power District Series 1993, 5.10% due 1/1/00                               Aaa/AAA       2,549,600
    Nevada           (0.30%)
 1,085,000     Washoe County Airport Authority Revenue Refunding, 5.30% due 7/1/00 (Insured: MBIA)        Aaa/AAA       1,113,622
 1,325,000     Washoe County Airport Authority Revenue Refunding, 5.45% due 7/1/01 (Insured: MBIA)        Aaa/AAA       1,379,563
   750,000     Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/02 (Insured: MBIA)        Aaa/AAA         791,843
 New Hampshire          (0.90%)
   500,000     New Hampshire Capital Appreciation General Obligation, 0% due 7/1/04                       Aa2/AA+         401,050
 5,000,000     New Hampshire Health and Educational Authority Revenue Bond Series B, 5.05% due              A2/NR       5,164,500
               3/1/23 put 3/1/03 (Riverwoods at Exeter Project; LOC: Banque Paribas)
 2,030,000     New Hampshire Industrial Development Authority Revenue, 6.40% due 12/1/09 put 12/1/99        NR/AA       2,088,342
               (Central Vermont Public Services; LOC: Toronto Dominion Bank)
   770,000     New Hampshire Industrial Development Authority Revenue Series 1995, 7.70% due 7/1/00         A1/NR         770,000
               (Electra/PJ-Allied Project)
  New Jersey           (0.50%)
   595,000     Hudson County Certificates of Participation, 6.20% due 6/1/03 (Corrections Facility        Aaa/AAA         645,563
               Project; Insured: MBIA)
 1,000,000     New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due 7/1/03             NR/AAA       1,121,120
               (Christ Hospital Project; Insured: Connie Lee)
 1,000,000     New Jersey Health Care Financing Authority Revenue, 5.75% due 7/1/04 (Kennedy Health       Aaa/AAA       1,087,690
               Systems) (Insured: MBIA)
 1,000,000     New Jersey Health Care Financing Authority Revenue, 5.75% due 7/1/05 (Kennedy Health       Aaa/AAA       1,095,700
               Systems) (Insured: MBIA)
 1,000,000     New Jersey Turnpike Authority Revenue Series A, 5.70% due 1/1/01                         Baa1/BBB+       1,038,610
 New Mexico           (0.50%)
   215,000     Las Cruces Gross Receipts Tax Revenue, 5.65% due 12/1/00                                       A/A         223,503
   273,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 1/1/99        Aaa/NR         273,000
               (ETM)
   285,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 7/1/99        Aaa/NR         293,365
               (ETM)
   298,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 1/1/00        Aaa/NR         315,120
               (ETM)
   326,000     Santa Fe County Office and Training Facilities Revenue Series 1990, 9.00% due 1/1/01        Aaa/NR         360,210
               (ETM)
   650,000     Santa Fe Refuse Disposal Systems, 5.00% due 6/1/03                                           A3/NR         672,250
   775,000     Santa Fe Refuse Disposal Systems Improvement Revenue, 5.00% due 6/1/05                       A3/NR         803,179
   745,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/04                    NR/NR         799,728
   510,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/05                    NR/NR         554,839
   775,000     Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/06                    NR/NR         851,477
  New York           (7.60%)
   310,000     Amherst Industrial Development Authority Lease Revenue Bonds Series A, 5.25% due              NR/A         317,992
               10/1/08 (Pink Complex Project; LOC: Key Bank)
 5,230,000     Dutchess County Resource Recovery Agency Revenue, 5.00% due 1/1/08 (Insured:               Aaa/AAA       5,356,723
               MBIA)(when issued)
 1,000,000     Hempstead Town Industrial Development Agency Resources Recovery Revenue, 5.00% due         Aaa/AAA       1,052,610
               12/1/09 (American Fuel Company Project) (Insured: MBIA)
 1,785,000     Islip Resources Recovery Agency Series 85-D, 5.95% due 7/1/03 (Insured: AMBAC)             Aaa/AAA       1,941,598
   500,000     Metropolitian Transit Authority Services Contract Commuter Fac Rev, 7.00% due 7/1/02     Baa1/BBB+         545,535
 3,830,000     Nassau County General Improvement Series Y, 5.00% due 3/1/06 (Insured: FGIC)               Aaa/AAA       4,038,811
 4,600,000     New York City General Obligation, 8.25% due 6/1/07 (Insured: FSA)                          Aaa/AAA       5,885,424
   500,000     New York City General Obligation Series A, 7.00% due 8/1/03                                  A3/A-         562,850
   800,000     New York City General Obligation Series D, 6.30% due 2/1/01 (ETM)                           Aaa/A-         844,584
 1,960,000     New York City General Obligation Series D, 6.30% due 2/1/01                                  A3/A-       2,063,449
   750,000     New York City General Obligation Series D, 5.70% due 8/1/02                                  A3/A-         796,260
 1,150,000     New York City General Obligation Series E, 7.20% due 2/1/00 (ETM)                           Aaa/A-       1,199,392
    90,000     New York City General Obligation Series E, 7.20% due 2/1/00                                  A3/A-          93,722
   785,000     New York City General Obligation Series E, 6.30% due 8/1/01 (ETM)                           Aaa/A-         837,407
 1,910,000     New York City General Obligation Series E, 6.30% due 8/1/01                                  A3/A-       2,030,616
 1,000,000     New York City General Obligation Series E, 7.00% due 8/1/04 (Insured: AMBAC)               Aaa/AAA       1,148,100
   250,000     New York City Health and Hospital Corp. Rev Series A, 6.00% due 2/15/05                  Baa3/BBB-         269,477
 1,525,000     New York Dormitory Authority, 6.00% due 2/1/04 (Millard Fillmore Hospital Project;         Aaa/AAA       1,662,372
               Insured: AMBAC)
   755,000     New York Dormitory Authority, 5.25% due 7/1/07 (St. Thomas Aquinas; Insured: Asset           NR/AA         808,952
               Guarantee)
 1,040,000     New York Dormitory Authority, 6.00% due 7/1/07 (Champlain Valley Physicians; Insured:       NR/AAA       1,171,872
               Connie Lee)
 2,400,000     New York Dormitory Authority Refunding Secured Hospital Series G, 5.125% due 2/15/08       Aaa/AAA       2,549,472
               (Insured: AMBAC)
   700,000     New York Dormitory Authority, 5.25% due 7/1/08 (St. Thomas Aquinas; Insured: Asset           NR/AA         749,728
               Guarantee)
 1,900,000     New York Dormitory Authority Revenue, 5.50% due 7/1/08 (Good Samaritan Hospital;           Baa1/AA       2,071,646
               (Insured: Asset Guaranty)
 3,000,000     New York Dormitory Authority Revenue State University Educational Facilities, 5.25%        Aaa/AAA       3,149,340
               due 7/1/02 (Insured: AMBAC)
 1,000,000     New York Dormitory Authority Revenue State University Educational Facilities Series          A3/A-       1,120,150
               A, 7.00% due 5/15/04
 7,155,000     New York Dormitory Authority Series 1994-B, 6.00% due 7/1/24 put 12/5/99 (Miriam              A1/A       7,356,986
               Osborn Memorial Home Project; LOC: Banque Paribas)
   555,000     New York Health Facilities Revenue Refunding 1990-A, 7.90% due 11/1/99                     Baa1/A-         564,141
 1,500,000     New York Local Government Assistance Corporation Revenue Series D, 6.50% due 4/1/02          A3/A+       1,622,145
 1,500,000     New York Medical Care Facilities Finance Mental Health Services Facilities Series A,         A3/A-       1,607,325
               7.25% due 2/15/01
   960,000     New York Medical Care Facilities Finance, 6.00% due 11/15/02                                Aa1/AA       1,033,546
   805,000     New York Medical Care Facilities Finance, 5.40% due 8/15/05 (Insured: FHA Mortgage           Aa/AA         850,297
               Project)
 3,920,000     New York Refunding Series A, 5.25% due 8/1/07                                                A3/A-       4,207,493
 1,320,000     New York State Thruway Authority General Revenue Special Obligation, 0% due 1/1/06          NR/BBB         966,029
 2,500,000     New York State Urban Development Corporation, 7.60% due 4/1/03 pre-refunded 4/1/01        Aaa/BBB+       2,761,950
   255,000     New York State Urban Development Corporation Revenue University Facilities Grants,       Baa1/BBB+         282,752
               6.00% due 1/1/06
 3,425,000     New York State Urban Development Corporation Series 7, 6.00% due 1/1/06                  Baa1/BBB+       3,797,743
 2,000,000     Syracuse Series B, 5.20% due 10/1/06                                                       Aaa/AAA       2,137,140
 2,675,000     Syracuse Industrial Development Authority Pilot Revenue Refunding Series, 5.125% due         NR/AA       2,774,724
               10/15/02 (LOC: ABN AMRO)
 1,000,000     Triborough Bridge and Tunnel Authority, 6.50% due 1/1/04 (Insured: MBIA)                   Aaa/AAA       1,074,310
   515,000     Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/05 (Julia Dykman Project) NR/NR               544,391
  North Carolina          (0.50%)
 1,430,000     Carteret County Certificate of Parcipation Series 1992, 6.50% due 2/1/00 (Elementary        A/BBB+       1,453,781
               School Project)
   725,000     Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/04 (Golfview Village            NR/NR         747,707
               Square Apartment Project)
   485,000     North Carolina Housing Finance Authority Single Family Housing Revenue, 6.80% due          Aa1/AA+         486,450
               7/1/08
 1,865,000     North Carolina Municipal Power Agency 1 Catawba Electrical Revenue, 6.00% due 1/1/05       Aaa/AAA       2,037,811
               (Insured: MBIA)
   North Dakota          (1.20%)
 2,895,000     Burleigh County Health Care Revenue Refunding Medcenter One Incorporated, 5.00% due        Aaa/AAA       3,046,553
               5/1/07  (when issued) (Insured: MBIA)
 3,040,000     Burleigh County Health Care Revenue Refunding Medcenter One Incorporated, 5.00% due        Aaa/AAA       3,200,907
               5/1/08 (when issued) (Insured: MBIA)
 1,695,000     Burleigh County Health Care Revenue Refunding Medcenter One Incorporated, 5.25% due        Aaa/AAA       1,815,667
               5/1/09 (when issued) (Insured: MBIA)
   910,000     Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due 8/15/05 (Altru         Aaa/AAA       1,018,381
               Health System Project; Insured: MBIA)
 1,000,000     North Dakota Building Authority Refunding Revenue Series 1993-A, 5.15% due 6/1/00          Aaa/AAA       1,024,200
               (Insured: AMBAC)
 1,250,000     North Dakota Student Loan Revenue, 5.45% due 7/1/02 (Insured: AMBAC)                       Aaa/AAA       1,310,313
   Ohio           (3.70%)
 1,000,000     Barberton Hospital Facilities Series 1992, 6.65% due 1/1/02                                   A/NR       1,083,340
 2,370,000     Belmont County IDRB Series 1991, 6.50% due 1/1/00 (May Department Stores Co. Project)         NR/A       2,415,883
 3,900,000     Butler County Hospital Revenue Bonds, 5.15% due 11/1/17 put 11/1/02 (Middletown             A1/A-1       3,912,012
               Regional Hospital Project; LOC: Star Bank)
 1,000,000     Butler County Transportation Improvement Revenue Bonds, 5.00% due 4/1/06 (Insured:         Aaa/AAA       1,056,210
               FSA)
 1,250,000     Cincinnati School District Revenue Anticipation Notes, 6.05% due 6/15/00 (ETM)               NR/A-       1,297,425
 1,000,000     Cincinnati School District Revenue Anticipation Notes, 6.15% due 6/15/02 (ETM)               NR/A-       1,075,480
 1,765,000     Cleveland Certificate of Participation, 7.10% due 7/1/02 (Motor Vehicle & Community       Baa2/BBB       1,846,384
               Equipment Project)
 1,000,000     Cleveland General Obligation Limited, 5.30% due 9/1/08 (Insured: AMBAC)                    Aaa/AAA       1,085,060
 2,255,000     Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due 1/15/06 (University          Aa3/AA       2,498,495
               Hosps Health Systems Project)
   960,000     Cuyahoga County Housing Revenue Series, 7.00% due 4/1/00 (North Coast Community Homes        NR/NR         975,792
               Project)
 1,000,000     Erie County Hospital Improvement Refunding Revenue Series, 6.25% due 1/1/01                    A/A       1,047,350
               (Firelands Community Hospital Project)
 2,000,000     Franklin County General Obligation, 6.375% due 12/1/17 pre-refunded 12/1/01 @ 102            NR/NR       2,186,580
 1,100,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.25% due 1/1/01         Aa2/NR       1,155,550
               (Episcopal Retirement Homes Project; LOC: Fifth/Third Bank)
 1,820,000     Knox County Hospital Facilities Revenue Refunding, 4.10% due 6/1/02 (Knox Community          NR/AA       1,817,816
               Hospital Project; Insured: Asset Guaranty)
 2,065,000     Knox County Hospital Facilities Revenue Refunding, 4.50% due 6/1/06 (Knox Community          NR/AA       2,060,540
               Hospital Project;  Insured: Asset Guaranty)
   315,000     Lucas County Ohio Convention Center Site Acq Bonds, 6.50% due 12/1/09                        A1/NR         372,172
 1,500,000     Ohio Air Quality Development Authority, 8.00% due 12/1/13 (Cleveland Project;              Aaa/AAA       1,723,260
               Insured: FGIC)
 3,095,000     Ohio Water Development Authority Safe Water Refunding, 0% due 12/1/00 (Insured: MBIA)      Aaa/AAA       2,892,804
 1,060,000     Switzerland Local School District of Monroe County Revenue Anticipation Notes, 6.25%         NR/NR       1,091,090
               due 6/15/00
 2,765,000     Warren County Hospital Facilities Improvement and Refunding Revenue, 6.80% due 7/1/01       Aa2/NR       2,897,914
               (Otterbein Home Project; LOC: Fifth/Third Bank)
   910,000     Washington County Hospital Facilities Revenue, 6.875% due 9/1/02 (Marietta Area            Baa1/NR         966,192
               Health Project)
  Oklahoma           (0.70%)
 1,190,000     Broken Arrow Utility Systems and Sales Tax Revenue Series 1992-A, 6.00% due 5/1/01         Aaa/AAA       1,254,938
               (Insured: FGIC)
   200,000     Comanche County SFMR Refunding 1990 Series, 7.65% due 6/1/99                                 A1/NR         201,974
   720,000     Grand River Dam Authority Oklahoma Revenue, 6.00% due 6/1/07 (Insured: MBIA)               Aaa/AAA         816,631
 1,210,000     Oklahoma City Municipal Improvement Authority Water & Sewer Revenue Series A               Aaa/AAA       1,148,556
               Refunding, 0% due 7/1/00 (Insured: AMBAC)
   945,000     Pushmataha County Town of Antlers Hospital Authority Revenue Refunding Series 1991,          NR/NR       1,040,625
               8.75% due 6/1/03
 1,155,000     Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/03 (St. John's Medical        Aa3/AA       1,227,234
               Center Project)
   750,000     Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding           Aaa/AAA         799,327
               Series 1994, 5.45% due 11/1/04 (Ogden Martin Systems of Tulsa Project; Insured: AMBAC)
    Oregon           (0.60%)
 2,500,000     Clackamas County Hospital Facility Authority Revenue Bonds, 6.10% due 10/1/01               A1/AA-       2,656,700
 1,540,000     Clackamas County Oregon Hospital Facility Authority Revenue Refunding Series A, 5.50%        NR/NR       1,548,023
               due 9/15/08
 1,325,000     Emerald Peoples Utility District Revenue, 7.20% due 11/1/03 (Insured: FGIC)                Aaa/AAA       1,521,352
   300,000     Oregon State General Obligation, 9.00% due 10/1/00                                          Aa2/AA         328,470
  Pennsylvania          (6.40%)
 2,540,000     Blair County Hospital Authority Revenue, 5.375% due 7/1/06 (Altoona Hospital Project;      Aaa/AAA       2,721,889
               Insured: AMBAC)
 3,100,000     Blair County Hospital Authority Revenue, 5.375% due 7/1/07 (Altoona Hospital Project;      Aaa/AAA       3,332,903
               Insured: AMBAC)
 1,000,000     Chester County Utility, 7.00% due 12/15/11 pre-refunded 8/01/01                             Aa2/AA       1,082,600
   550,000     Clariton School District General Obligation, 0% due 11/1/99                                   NR/A         534,979
   500,000     Clariton School District General Obligation, 0% due 11/1/02                                   NR/A         428,605
 3,060,000     Delaware County Health Facilities Authority Revenue Series 1993-B, 5.375% due             Aaa/BBB+       3,119,823
               11/15/99 (Mercy Health Corporation of S.E. Pennsylvania Project) (ETM)
 6,310,000     Delaware County Industrial Development Authority Revenue Series A, 6.10% due 1/1/04          NR/A-       6,732,013
               (Amer Ref - Fuel Co Project)
 1,140,000     Delaware County Industrial Development Authority Revenue Series A, 6.10% due 1/1/06          NR/A-       1,231,587
               (Amer Ref - Fuel Co Project)
 1,950,000     Erie County Hospital Authority Revenue Hamot Health Foundation Series A, 5.00% due         Aaa/AAA       2,042,020
               5/15/06 (Insured: AMBAC)
 2,030,000     Erie School District General Obligation, 0% due 6/1/00 (ETM)                               NR/AAA*       1,929,373
 1,000,000     Erie School District General Obligation, 0% due 12/1/00 (ETM)                              NR/AAA*         933,090
 1,000,000     Geisinger Authority Pennsylvania Health Systems Revenue Pennsylvania Str Geisinger          Aa2/AA       1,081,980
               Health Systems A, 5.50% due 8/15/09
 3,365,000     Harrisburg Authority Commonwealth Lease Revenue Series 1991, 6.25% due 6/1/00              Aaa/AAA       3,498,153
               (Insured: FSA)
 1,300,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/04 crossover refunded 6/1/01 @ 101       Aaa/AAA       1,398,488
               (Insured: FSA)
 1,455,000     Mc Keesport Area School District General Obligation Refunding Revenue Series 1991, 0%         NR/A       1,363,684
               due 10/1/00
 1,680,000     Mc Keesport Area School District General Obligation Refunding Revenue Series 1991, 0%         NR/A       1,444,935
               due 10/1/02
 1,000,000     Montgomery County Education & Health Pottstown Healthcare Corporation, 5.50% due           Aaa/AAA       1,075,630
               1/1/06 (Insured: FSA)
 1,055,000     Montgomery County Education & Health Pottstown Healthcare Corporation, 5.50% due           Aaa/AAA       1,139,938
               1/1/07 (Insured: FSA)
 1,110,000     Montgomery County Education & Health Pottstown Healthcare Corporation, 5.50% due           Aaa/AAA       1,203,373
               1/1/08 (Insured: FSA)
   450,000     New Castle Area Hospital Authority Revenue Series A, 6.20% due 11/15/02 (St. Francis          A/NR         484,664
               Hospital Project)
   750,000     Northeastern Pennsylvania Hospital & Education Authority Health Care Revenue, 6.20%        Aaa/AAA         825,893
               due 1/1/04 (Wyoming Valley Health Care Series A Refunding; Insured: AMBAC)
   175,000     Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/15/06 ( Insured:        Aaa/AAA         175,046
               MBIA)
 1,000,000     Pennsylvania Infrastructure Authority Revenue Pennvest, 6.25% due 9/1/02                    NR/AA+       1,080,920
 2,000,000     Pennsylvania State Certificates of Participation, 5.10% due 7/1/04 (Insured: AMBAC)        Aaa/AAA       2,071,680
 3,000,000     Pennsylvania State Certificates of Participation Series A, 5.40% due 7/1/09 (Insured:      Aaa/AAA       3,096,960
               AMBAC)
   715,000     Pennsylvania State High Education Facilities Authority Revenue, 6.15% due 4/1/04 (ETM) Baa3/AAA*           742,463
 2,000,000     Pennsylvania State Refunding & Projects General Obligation Series A, 6.50% due 1/1/00       Aa3/AA       2,066,860
 1,000,000     Philadelphia Gas Works Revenue, 5.375% due 8/1/07 (Insured: FSA)                           Aaa/AAA       1,070,030
   665,000     Philadelphia Hospital & Higher Education Facilities Authority Hospital Revenue Series       Ca/CCC         252,700
               1991, 7.00% due 7/1/01 (Graduate Health Systems Project)
 2,920,000     Philadelphia Parking Authority Airport Parking Revenue Series 1997, 5.50% due 9/1/04       Aaa/AAA       3,134,912
               (Insured: AMBAC)
 2,600,000     Philadelphia Water & Wastewater Revenue Series 1993, 4.875% due 6/15/01 (Insured: FSA) Aaa/AAA           2,673,138
   500,000     Southeastern Pennsylvania Transportation Authority, 6.00% due 6/1/01 (LOC: Canadian        Aa3/AA-         527,365
               Imperial Bank of Commerce)
 3,000,000     Southeastern Pennsylvania Transportation Authority Series 1994, 6.00% due 6/1/99           Aa3/AA-       3,036,840
               (LOC: Canadian Imperial Bank of Commerce)
 1,980,000     Southern Chester County Health & Higher Education Series 1997-A, 6.10% due 6/1/03            NR/NR       2,010,037
 2,825,000     State Public School District Building Authority Reading School District Capital            Aaa/AAA       2,674,992
               Appreciation Series B, 0% due 7/15/00 (Insured: MBIA)
Puerto Rico          (0.20%)
 1,000,000     Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00             Baa1/BBB+       1,033,210
 1,000,000     Puerto Rico Municipal Finance Agency Series A, 5.70% due 7/1/03                            Baa1/A-       1,072,360
   250,000     Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/04 pre-refunded            NR/AAA         277,855
               7/1/02 @ 101.5
 Rhode Island         (0.50%)
 2,190,000     Rhode Island Depositors Economic Protection Corp. Series 1992-A, 6.10% due 8/1/02          Aaa/AAA       2,361,740
               (Insured: FSA)
   355,000     Rhode Island Health & Educational Building Corporation Health Facilities Revenue,          NR/AAA*         378,363
               8.00% due 7/1/00 (Steere House Issue Project) (ETM)
   759,000     Rhode Island Industrial Facilities Corporation Series 1991, 5.875% due 6/1/02                A1/NR         788,654
               (Paramount Cards, Inc. Project; LOC: Bank of Scotland)
 1,500,000     Rhode Island Student Loan Authority Student Loan Rev. Ref. Series A, 6.55% due              A/AAA*       1,560,825
               12/1/00 (ETM)
South Carolina          (0.50%)
   300,000     Edgefield County School District General Obligation, 8.50% due 2/1/02 (Insured: FSA)       Aaa/AAA         341,076
   500,000     Florence County Public Facilities Corporation, 7.30% due 3/1/03 pre-refunded 3/1/00        Aaa/AAA         528,170
               (Law Enforcement Project; Insured: AMBAC)
 1,715,000     Piedmont Municipal Power Agency Electric Unrefunded Balance Series A, 6.25% due            Aaa/AAA       1,905,519
               1/1/05 (Insured: FGIC)
   860,000     Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/04 (Insured: FGIC)         Aaa/AAA         928,447
   500,000     South Carolina State Housing Authority Multi Family Revenue, 7.375% due 12/1/07              NR/NR         490,000
   915,000     York County School District 4, 7.00% due 3/1/03 (Insured: FGIC)                            Aaa/AAA       1,025,441
 South Dakota          (1.10%)
   970,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/01         Aaa/AAA         983,017
               (Rapid City Regional Hospital Project; Insured: MBIA) (when issued)
 1,020,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/02         Aaa/AAA       1,039,074
               (Rapid City Regional Hospital Project; Insured: MBIA)(when issued)
 1,070,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/03         Aaa/AAA       1,094,963
               (Rapid City Regional Hospital Project; Insured: MBIA) (when issued)
 1,135,000     South Dakota Health and Educational Facilities Authority Revenue, 5.00% due 9/1/04         Aaa/AAA       1,164,329
               (Rapid City Regional Hospital Project; Insured: MBIA)(when issued)
 1,400,000     South Dakota Health and Educational Facilities Authority Revenue Series 1992, 5.40%        Aaa/AAA       1,462,734
               due 9/1/01 (Rapid City Regional Hospital Project; Insured: MBIA)
 1,255,000     South Dakota Health and Educational Revenue Refunding, 5.00% due 9/1/06 (Rapid City        Aaa/AAA       1,286,287
               Regional Hospital Project; Insured: MBIA) (when issued)
   750,000     South Dakota Health and Educational Revenue Refunding, 5.00% due 9/1/07 (Rapid City        Aaa/AAA         766,508
               Regional Hospital Project; Insured: MBIA)(when issued)
   500,000     South Dakota Health and Educational Revenue Refunding, 5.25% due 9/1/09 (Rapid City        Aaa/AAA         519,425
               Regional Hospital Project;  Insured: MBIA) (when issued)
 1,250,000     South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/03 (Insured: FSA)                    Aaa/AAA       1,460,650
   500,000     South Dakota Lease Revenue Trust Series A, 8.30% due 9/1/01 (Insured: FSA)                 Aaa/AAA         557,060
 Tennessee     (1.30%)
 5,000,000     Chattanooga-Hamilton County Hospital Revenue, 10.622% due 5/25/21 refunded 5/1/01 @        Aaa/AAA       5,850,000
               102 (Erlanger Medical Center Project; Insured: FSA)
 1,565,000     Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 5/1/02 (Guaranty: Louis       NR/BBB-       1,631,294
               Dreyfus Natural Gas)
 1,130,000     Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 11/1/02 (Guaranty: Louis      NR/BBB-       1,177,765
               Dreyfus Natural Gas)
   940,000     Copperhill Industrial Development Board, 7.80% due 12/1/00 (City Services Company         Baa2/BBB         952,483
               Project)
   630,000     Metro Government Nashville Tennessee Industrial Refunding Multi Family Housing, 5.45%       NR/AAA         665,267
               due 11/1/26 put 11/1/06 (Insured: FNMA)
 1,070,000     Southeast Tax Exempt Mortgage Bond Trust, 7.25% due 4/1/17 put 4/1/03 (Inv.                 NR/AAA       1,193,960
               Agreement: Bayeriche Landesbank)
 1,000,000     Tennessee Housing Development Agency Mortgage Finance Series A, 5.70% due 7/1/08             A1/A+       1,048,500
     Texas           (5.50%)
 2,500,000     Austin Utility Systems Revenue Bonds, 5.50% due 11/15/02 (Insured: FSA)                    Aaa/AAA       2,656,200
   890,000     Bexar County Health Facilities Development Corporate Hospital Revenue, 7.40% due           Aaa*/NR         920,767
               5/1/00 (ETM)
 1,065,000     Cypress-Fairbanks Independent School District General Obligation, 0% due 2/1/02            Aaa/AAA         943,995
               (Insured: FGIC)
   315,000     Dallas Waterworks & Sewer Systems Revenue, 7.10% due 4/1/99                                 Aa2/AA         318,169
 1,300,000     Denison Hospital Authority Hospital Revenue, 5.90% due 8/15/07 (Texoma Med Center          NR/BBB+       1,366,001
               Incorporated Project)
 1,000,000     Denton County General Obligation, 7.75% due 7/15/02 (Insured: MBIA)                        Aaa/AAA       1,128,380
 2,015,000     Ector County Hospital Revenue, 7.125% due 4/15/02                                             A2/A       2,184,320
 4,000,000     Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due 10/1/01 (Insured:      Aaa/AAA       3,601,760
               MBIA)
 1,000,000     Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.90% due 6/1/02                A3/NR       1,100,530
               (Memorial Hospital Systems Project)
   955,000     Harris County Health Facilities Hospital, 6.70% due 6/1/00 (Memorial Hospital Systems        A3/NR         999,217
               Project)
   500,000     Harris County Health Facilities School Health Care System Rev., 6.80% due 7/1/04            Aa3/AA         546,445
               (Sisters of Charity Project)
   880,000     Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/02 (Insured: FSA)              Aaa/AAA         905,485
 1,000,000     Houston Water Conveyance Systems Contract Certificates of Partcipation Series F,           Aaa/AAA       1,119,000
               7.20% due 12/15/02 (Insured: AMBAC)
 2,850,000     Humble Independent School District of Harris County Series 1992, 0% due 2/15/00            Aaa/AAA       2,738,252
               (Guaranty: PSF)
 1,295,000     Irving Flood Control District Section 3 Refunding Capital Appreciation, 0% due 9/1/01      Baa1/NR       1,163,376
 3,765,000     Irving Independent School District Capital Appreciation, 0% due 2/15/05 (Guarantee:        Aaa/AAA       2,919,117
               PSF)
 2,000,000     Irving Independent School District Capital Appreciation, 0% due 2/15/02 (Guarantee:        Aaa/AAA       1,770,080
               PSF)
   500,000     Irving Independent School District Capital Appreciation, 0% due 2/15/04 (Guarantee:        Aaa/AAA         406,150
               PSF)
   430,000     Jefferson County Health Facilities Development Corporation Hospital Revenue Series          Ba1/BB         436,085
               1989, 8.125% due 10/1/99 (Baptist Health Care System Project)
 2,630,000     Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/99              Aaa/AAA       2,619,638
               (Guarantee: PSF)
 2,230,000     Lower Colorado River Authority Jr. Lien Refunding Revenue Series 1992, 0% due 1/1/01       Aaa/AAA       2,066,251
               (Insured: AMBAC)
 1,600,000     Mission Consolidated Independent School, 6.50% due 2/15/08 (Guarantee: PSF)                Aaa/AAA       1,870,848
 1,020,000     Montgomery County Certificates Obligation, 6.00% due 3/1/07 (Insured: MBIA)                Aaa/AAA       1,144,777
 1,075,000     Montgomery County Certificates Obligation, 6.00% due 3/1/08 (Insured: MBIA)                Aaa/AAA       1,214,524
 1,000,000     North Texas Higher Education Student Loan Revenue, 6.50% due 4/1/99 (Insured: AMBAC)       Aaa/AAA       1,008,310
 4,600,000     Plano Capital Appreciation Refunding General Obligation, 0% due 3/1/01                      Aa1/AA       4,238,808
 8,630,000     Richardson Independent School District Capital Appreciation Refunding Series A, 0%         Aaa/AAA       6,691,098
               due 2/15/05 (Guarantee: PSF)
 1,415,000     San Antonio General Obligation Improvement Forward Refunding Series 1998, 5.50% due        Aa2/AA+       1,481,420
               8/1/01
   885,000     Tarrant County HFC Multi Family Housing Revenue, 4.90% due 9/1/06 put 9/1/01 (Bedford       NR/AA-         886,159
               Springs Project; Guaranteed: Provident Mutual Life Insurance Company)
   775,000     Texas Water Resources Authority Revenue, 7.50% due 8/15/01                                     A/A         789,818
 1,255,000     Texas Water Resources Finance Authority Revenue, 7.00% due 8/15/99 (Insured: AMBAC)        Aaa/AAA       1,284,944
   870,000     Texas Water Resources Finance Authority Revenue, 7.40% due 8/15/00                             A/A         887,426
   Utah           (3.00%)
 1,000,000     Davis County Solid Waste Management and Recovery Rev., 5.90% due 6/15/03 (ETM)                A3/A       1,052,060
 6,685,000     Intermountain Power Agency Power Supply Rev., 5.50% due 7/1/00 (Insured: MBIA)             Aaa/AAA       6,887,622
 5,055,000     Intermountain Power Agency Power Supply Rev. Series B, 5.50% due 7/1/01 (Insured:          Aaa/AAA       5,278,987
               MBIA)
 8,000,000     Intermountain Power Agency Revenue, 0% due 7/1/00 (ETM)                                    Aaa/AAA       7,593,760
 1,525,000     Intermountain Power Agency Utah Power Supply Revenue Series B, 0% due 7/1/05               Aaa/AAA       1,163,956
               (Insured: BIG)
 2,405,000     Ogden Neighborhood Development Agency Tax Increment Revenue Series A, 0% due 12/30/05        A2/NR       1,669,864
               (LOC: Sumitomo Bank)
   100,000     Ogden Neighborhood Development Agency Utah Tax Increment Revenue Series A, 0% due            A2/NR          90,719
               12/30/00 (25th Street Project: LOC: Sumitomo Bank)
   600,000     Salt Lake City Municipal Building Authority Lease Revenue Series A, 5.75% due 10/15/08 A1/A+               645,522
 1,715,000     Utah Building Ownership Authority Lease Revenue Series A, 5.00% due 5/15/05 (Insured:      Aaa/AAA       1,800,013
               FSA)
   600,000     Utah Municipal Finance Co-op Local Government Revenue, 7.10% due 6/1/00 pre-refunded       Baa1/AA         610,002
               6/1/99
 2,000,000     Weber County Housing Authority MFHR Series 1991, 6.50% due 11/1/18 put 11/1/01             Aaa/AAA       2,136,420
               (Cherry Creek Apartment Project; LOC: First Security Bank of Utah, Insured: FGIC)
  Virginia           (1.40%)
   495,000     Hampton General Obligation Refunding Bond, 5.85% due 3/1/07                                 Aa3/AA         497,272
 3,000,000     Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series 1994,        Baa1/NR       3,245,040
               7.00% due 7/1/24 put 7/1/04 (Chase Hampton Apartments Project)
 1,755,000     Henrico County IDA Public Facility Lease Revenue, 6.50% due 8/1/00 (Henrico County          Aa2/AA       1,837,783
               Regional Jail Project)
 2,120,000     Newport News Refunding Series A, 5.00% due 7/1/06                                           Aa2/AA       2,223,732
 3,000,000     Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/24 put 7/1/04 (Chase           Baa1/NR       3,327,480
               Heritage @ Dulles Project)
 1,960,000     Virginia Housing Development Authority Series C-8, 5.70% due 7/1/03                        Aa1/AA+       2,062,195
   255,000     Virginia Housing Development Authority Series D-4, 5.00% due 7/1/00                        Aa1/AA+         258,937
 Washington           (3.00%)
 1,010,000     Chelan County PUD 1 Consolidated System Revenue 1992, 5.55% due 7/1/99                      Aa3/AA       1,022,433
 1,125,000     Chelan County PUD 1 Consolidated System Revenue 1992, 5.75% due 7/1/00                      Aa3/AA       1,162,181
   705,000     Grant County PUD 2, 5.00% due 1/1/05 (when issued) (Priest Rapids Hydro Project;           Aaa/AAA         720,242
               Insured: AMBAC)
   740,000     Grant County PUD 2, 5.00% due 1/1/06 (when issued) (Priest Rapids Hydro Project;           Aaa/AAA         754,060
               Insured: AMBAC)
   780,000     Grant County PUD 2, 5.00% due 1/1/07 (when issued) (Priest Rapids Hydro Project;           Aaa/AAA         794,844
               Insured: AMBAC)
 1,195,000     Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/03 (Insured: AMBAC)          Aaa/AAA       1,291,245
   950,000     Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due 1/1/06 (Insured: AMBAC)          Aaa/AAA       1,057,046
   500,000     Jefferson County Public Hospital District 2, 7.50% due 12/1/03 (Insured: FGIC)             Aaa/AAA         579,320
   725,000     Spokane County School District 363 Unlimited Tax G.O. Refunding Series 1992, 5.40%           A2/NR         751,020
               due 12/1/00
   550,000     Tacoma Conservation Systems Project Revenue, 6.20% due 1/1/06 (Tacoma Public               Aa1/AA-         610,885
               Utilities)
 1,345,000     Washington Health Care Facilities Authority Pooled Equipment Series 1992-A, 7.35% due        A3/NR       1,374,294
               6/1/02 (Dominican Health Project)
 3,500,000     Washington Public Power Supply System Project 1 Ref. Rev., 5.30% due 7/1/02                Aa1/AA-       3,660,020
 2,000,000     Washington Public Power Supply System Project 1 Ref. Rev., 6.50% due 7/1/02                Aa1/AA-       2,157,560
   850,000     Washington Public Power Supply System Project 1 Ref. Rev., 6.50% due 7/1/03                Aa1/AA-         916,538
   250,000     Washington Public Power Supply System Project 2 Ref. Rev., 7.50% due 7/1/02                Aa1/AA-         271,583
 2,000,000     Washington Public Power Supply System Project 2 Ref. Rev., 7.50% due 7/1/03                Aa1/AA-       2,188,100
               pre-refunded 1/1/01 @ 102
 1,140,000     Washington Public Power Supply System Project 3 Ref. Rev., 0% due 7/1/08                   Aa1/AA-         745,583
 1,750,000     Washington Public Power Supply System Project Series 1991-A, 6.50% due 7/1/03              Aa1/AA-       1,889,160
 1,655,000     Washington Public Power Supply System Series 96-A, 6.00% due 7/1/06 (Insured: MBIA)        Aaa/AAA       1,838,225
 1,000,000     Washington Public Power Supply System Series B, 7.25% due 7/1/00                           Aa1/AA-       1,053,410
 1,700,000     Washington Public Power Supply System Series B Refunding, 7.15% due 7/1/01                 Aa1/AA-       1,788,400
   500,000     Washington Public Power Supply System Series C, 7.20% due 7/1/99                           Aa1/AA-         510,180
 1,040,000     Washington Public Power Supply System Series G Project 1 Rev., 7.15% due 7/1/01            Aa1/AA-       1,094,080
   550,000     Washington State Certificates of Participation State Equipment Series A, 6.40% due         Aa3/AA-         569,756
               4/1/00
   245,000     Washington State Certificates of Participation State Equipment Series A, 6.50% due          Aa2/A+         252,306
               10/1/01
   500,000     Washington State Health Care Facilities Authority Rev., 6.20% due 2/15/01 (Sacred           NR/AA-         523,750
               Heart Medical Center, Spokane Project)
 West Virginia          (1.20%)
   790,000     Harrison County Nursing Facility Revenue Refunding, 5.625% due 9/1/10 (Salem Health          NR/NR         786,461
               Care Corporation Project; LOC: Fleet Bank)
   596,488     Marion County SFMR Series 1992, 7.75% due 7/10/11                                            NR/NR         649,802
 5,000,000     West Virginia Parkway Economic Development Tourism Authority Series 1993, 4.89% due        Aaa/AAA       5,231,450
               5/15/01 (Insured: FGIC) (Inverse Floater)
 2,500,000     West Virginia Parkway Economic Development Tourism Authority Series 1993, 4.99% due        Aaa/AAA       2,638,650
               5/15/02 (Insured: FGIC) (Inverse Floater)
 2,000,000     West Virginia Statewide Commission Lottery Revenue Series 1997-A, 5.50% due 7/1/05         Aaa/AAA       2,163,100
               (Insured: MBIA)
   Wisconsina          (1.10%)
   490,000     Cady Small Business Pollution Control Revenue Refunding Series 1992, 6.20% due 4/1/00        NR/NR         497,218
               (Summit Cheese Project; Guaranteed: SBA)
 1,000,000     Eau Claire Area School District, 7.625% due 4/1/04                                           A1/NR       1,165,360
 1,290,000     Merrill Area Common Public School Refunding, 6.50% due 4/1/06 (Insured: FSA)               Aaa/AAA       1,466,356
 3,045,000     Wisconsin Health & Educational Facilities Authority, 5.75% due 11/15/01 (Insured: FSA) Aaa/AAA           3,210,313
   800,000     Wisconsin Health & Educational Facilities Authority, 5.90% due 8/15/05 (Wheaton            Aaa/AAA         878,552
               Francisan Services Inc. Project; Insured: MBIA)
 1,500,000     Wisconsin Health & Educational Facilities Authority Series 1992, 5.50% due 8/15/01         Aaa/AAA       1,565,595
               (Wheaton Francisan Services Inc. Project; Insured: MBIA)
   715,000     Wisconsin Health And Educational Facilities Authority Revenue, 5.25% due 12/15/06          Aaa/AAA         761,875
               (United Health Group Incorporated; Insured: AMBAC)
   755,000     Wisconsin Health And Educational Facilities Authority Revenue, 5.25% due 12/15/07          Aaa/AAA         806,151
               (United Health Group Incorporated; Insured: AMBAC)
   Wyoming           (0.30%)
 1,192,199     Evanston Industrial Development Revenue Series 1983, 9.90% due 4/1/04 (Wybanco             A2*/A+*       1,237,001
               Project; LOC: Texas Commerce Bank)
 1,390,000     Uinta County School District Number 1 Refunding Series B Convertible, 5.00% due              NR/AA       1,449,492
               12/1/05 (Insured: Asset Guarantee)
 Municipal Trust          (0.30%)
   Certificates
 3,000,000     Clipper Caraval Tax Exempt Certificate Series 1998 1 Certificate Class A 4, 4.50% due      Aaa/AAA       3,000,000
               10/6/05 (Insured: AMBAC)

               TOTAL INVESTMENTS(Cost $934,631,718)**                                                                $970,869,700

 See notes to unaudited financial statements.